As filed with the Securities and Exchange Commission on July 29, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00582

NEUBERGER BERMAN EQUITY FUNDS
(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti, Chief Executive Officer and President
Neuberger Berman Equity Funds
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York  10158-0180

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)

Date of fiscal year end: August 31, 2013

Date of reporting period: May 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

MAY 31, 2013

Schedule of Investments Emerging Markets Equity Fund
(Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (94.8%)

Brazil (8.7%)
Banco Daycoval SA	31,700	149
Banco do Estado do Rio Grande do Sul SA Class B, Preference Shares	499,100	3,917
BM&FBOVESPA SA	606,300	3,977
BR Malls Participacoes SA	422,100	4,336
Brasil Insurance Participacoes E Administracao SA	411,200	4,141
Cia Hering	69,300	1,245
Companhia de Bebidas das Americas ADR, Preference Shares	135,300	5,151
Qualicorp SA *	394,500	3,500
TOTVS SA	213,325	3,760
Vale SA ADR, Preference Shares	384,925	5,189
		35,365
Chile (0.7%)
Sociedad Quimica y Minera de Chile SA ADR	61,670	2,863

China (21.6%)
AAC Technologies Holdings, Inc.	989,100	5,639
Agricultural Bank of China Ltd., H Shares	11,333,600	5,299
Baidu, Inc. ADR *	51,400	4,967
China Everbright International Ltd.	7,927,100	6,428
China Liansu Group Holdings Ltd.	6,095,800	3,515
China Medical System Holdings Ltd.	2,751,200	2,768
China Mengniu Dairy Co. Ltd.	1,374,740	4,818
China Mobile Ltd.	480,250	5,063
China State Construction International Holdings Ltd.	3,413,900	5,462
China Vanke Co. Ltd., B Shares	3,266,202	6,513
Dah Chong Hong Holdings Ltd.	585,400	532
First Tractor Co. Ltd., H Shares *	3,373,100	2,387
Haier Electronics Group Co. Ltd. *	3,248,100	5,762
Industrial & Commercial Bank of China Ltd., H Shares	11,554,000	8,113
New Oriental Education & Technology Group, Inc. ADR	159,200	3,555
Prince Frog International Holdings Ltd.	7,347,300	5,076
SINA Corp. *	45,100	2,602
Tencent Holdings Ltd.	148,600	5,841
Zhuzhou CSR Times Electric Co. Ltd., H Shares	1,124,600	3,449
		87,789
Colombia (1.9%)
Ecopetrol SA ADR	77,800	3,373
Pacific Rubiales Energy Corp.	203,800	4,305
		7,678
Cyprus (0.5%)
QIWI PLC ADR *	121,700	2,056

Czech Republic (0.9%)
Komercni Banka A/S	19,340	3,656

India (9.0%)
Asian Paints Ltd.	46,740	4,009
Ballarpur Industries Ltd. Ñ	746,768	212
Bharti Infratel Ltd. *	542,458	1,636
Cairn India Ltd.	608,641	3,054
Cummins India Ltd.	463,655	3,742
Dabur India Ltd.	563,716	1,565
DLF Ltd.	945,632	3,277
Godrej Consumer Products Ltd.	287,560	4,391
Larsen & Toubro Ltd.	113,075	2,804
Mahindra & Mahindra Ltd.	186,705	3,188
Muthoot Finance Ltd.	570,070	1,394
Petronet LNG Ltd.	894,040	2,257
Yes Bank Ltd.	571,400	4,913
		36,442
Indonesia (3.6%)
PT AKR Corporindo Tbk	4,556,100	2,478
PT Bank Mandiri (Persero) Tbk	4,354,100	4,300
PT Semen Indonesia (Persero) Tbk	2,870,600	5,262
PT Tower Bersama Infrastructure Tbk *	4,168,900	2,550
		14,590
Israel (0.9%)
Israel Chemicals Ltd.	321,978	3,581

Korea (9.0%)
Coway Co. Ltd.	163,045	8,003
Hankook Tire Co. Ltd.	69,098	3,207
Lock & Lock Co. Ltd.	162,560	3,220
Samsung Electronics Co. Ltd.	11,428	15,398
SFA Engineering Corp.	61,678	3,399
Sung Kwang Bend Co. Ltd.	137,109	3,347
		36,574
Malaysia (2.8%)
Axiata Group Berhad	2,500,200	5,436
Top Glove Corp. Berhad	2,953,300	6,087
		11,523
Mexico (4.3%)
Alamos Gold, Inc.	226,900	3,289
Arca Continental SAB de CV	7,900	62
Fibra Uno Administracion SA de CV	683,100	2,371
Genomma Lab Internacional SAB de CV Class B *	1,410,700	2,992
Grupo Financiero Banorte SAB de CV	449,800	2,876
Kimberly-Clark de Mexico SAB de CV Class A	1,749,000	6,009
		17,599
Nigeria (0.9%)
Afren PLC *	1,837,895	3,624

Peru (1.0%)
Credicorp Ltd.	30,800	4,239

Philippines (1.4%)
International Container Terminal Services, Inc.	2,581,710	5,676

Qatar (1.0%)
Industries Qatar QSC	91,198	4,164

Russia (7.2%)
Eurasia Drilling Co. Ltd. GDR	129,725	5,351
Magnit OJSC	25,800	5,772
Magnit OJSC GDR	22,952	1,256
NovaTek OAO GDR	24,635	2,733
Rosneft GDR	345,880	2,271
Sberbank of Russia	2,213,050	6,746
Yandex NV Class A *	186,400	5,063
		29,192
Singapore (1.0%)
Asian Pay Television Trust *	5,669,802	4,172

South Africa (3.9%)
Bidvest Group Ltd.	157,420	4,043
Life Healthcare Group Holdings Ltd.	947,505	3,445
MTN Group Ltd.	210,524	3,811
Shoprite Holdings Ltd.	253,920	4,434
		15,733
Taiwan, Province of China (3.7%)
China Steel Chemical Corp.	412,400	2,108
Simplo Technology Co. Ltd.	809,103	3,649
Taiwan Semiconductor Manufacturing Co. Ltd.	2,537,439	9,226
		14,983
Thailand (2.6%)
Kasikornbank PCL NVDR	1,065,500	6,844
PTT PCL	348,700	3,755
		10,599
Turkey (2.8%)
Anadolu Efes Biracilik ve Malt Sanayii A/S	253,735	3,636
Koza Altin Isletmeleri A/S	161,490	2,850
Turkiye Garanti Bankasi A/S	909,487	4,688
		11,174
United Arab Emirates (1.0%)
Dragon Oil PLC	442,300	4,166

United Kingdom (4.4%)
BG Group PLC	115,555	2,109
Hikma Pharmaceuticals PLC	211,065	3,103
Kenmare Resources PLC *	4,973,655	2,294
Petrofac Ltd.	143,190	2,910
SABMiller PLC	105,580	5,352
Tullow Oil PLC	133,031	2,094
		17,862
Total Common Stocks (Cost $367,486)		385,300

Short-Term Investments (4.4%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $18,046)	18,045,625	18,046

Total Investments## (99.2%) (Cost $385,532)		403,346

Cash, receivables and other assets, less liabilities (0.8%)		3,085

Total Net Assets (100.0%)		$ 406,431

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
EMERGING MARKETS EQUITY FUND (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Commercial Banks	$55,740	13.7%
Oil, Gas & Consumable Fuels	33,741	8.3%
Semiconductors & Semiconductor Equipment	24,624	6.1%
Wireless Telecommunication Services	18,496	4.6%
Internet Software & Services	18,473	4.5%
Beverages	14,201	3.5%
Real Estate Management & Development	14,126	3.5%
Household Durables	13,765	3.4%
Metals & Mining	13,622	3.4%
Chemicals	12,561	3.1%
Food & Staples Retailing	11,462	2.8%
Personal Products	11,032	2.7%
Pharmaceuticals	8,863	2.2%
Construction & Engineering	8,266	2.0%
Energy Equipment & Services	8,261	2.0%
Industrial Conglomerates	8,207	2.0%
Health Care Providers & Services	6,945	1.7%
Building Products	6,862	1.7%
Commercial Services & Supplies	6,428	1.6%
Machinery	6,129	1.5%
Health Care Equipment & Supplies	6,087	1.5%
Household Products	6,009	1.5%
Transportation Infrastructure	5,676	1.4%
Communications Equipment	5,639	1.4%
Construction Materials	5,262	1.3%
Food Products	4,818	1.2%
Media	4,172	1.0%
Insurance	4,141	1.0%
Diversified Financial Services	3,977	1.0%
Software	3,760	0.9%
Computers & Peripherals	3,649	0.9%
Diversified Consumer Services	3,555	0.9%
Electrical Equipment	3,449	0.8%
Electronic Equipment, Instruments & Components	3,399	0.8%
Containers & Packaging	3,220	0.8%
Auto Components	3,207	0.8%
Automobiles	3,188	0.8%
Trading Companies & Distributors	2,478	0.6%
Real Estate Investment Trusts	2,371	0.6%
IT Services	2,056	0.5%
Consumer Finance	1,394	0.3%
Specialty Retail	1,245	0.3%
Distributors	532	0.1%
Paper & Forest Products	212	0.1%
Short-Term Investments and Other Assets-Net	21,131	5.2%
	$406,431	100.0%

MAY 31, 2013

Schedule of Investments Equity Income Fund
(Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (89.5%)

Aerospace & Defense (2.9%)
General Dynamics Corp.	910,000	70,161
Honeywell International, Inc. ‡‡	260,300	20,423
		90,584
Capital Markets (1.6%)
BlackRock, Inc. ‡‡	185,200	51,708

Chemicals (3.2%)
Israel Chemicals Ltd.	3,500,000	38,927
Potash Corp. of Saskatchewan, Inc.	1,500,000	63,030
		101,957
Commercial Banks (1.7%)
Wells Fargo & Co.	1,325,000	53,729

Communications Equipment (2.2%)
Cisco Systems, Inc. ‡‡	2,825,000	68,026

Diversified Financial Services (1.0%)
CME Group, Inc.	470,000	31,927

Diversified Telecommunication Services (2.8%)
Singapore Telecommunications Ltd.	19,960,000	59,041
Telekomunikasi Indonesia Persero Tbk PT	26,730,000	30,013
		89,054
Electric Utilities (5.6%)
Enersis SA ADR	1,670,000	27,989
Great Plains Energy, Inc.	1,520,000	34,306
NextEra Energy, Inc.	675,000	51,044
Pinnacle West Capital Corp.	575,000	32,476
Xcel Energy, Inc.	1,120,000	32,166
		177,981
Food & Staples Retailing (1.8%)
Wesfarmers Ltd.	750,000	28,022
Woolworths Ltd.	920,000	28,927
		56,949
Food Products (1.9%)
Unilever NV	1,491,000	60,803

Gas Utilities (1.4%)
Infraestructura Energetica Nova SAB de CV *	4,435,900	16,385
New Jersey Resources Corp.	600,000	27,228
		43,613
Hotels, Restaurants & Leisure (1.0%)
Flight Centre Ltd.	842,982	31,438

Household Durables (1.7%)
Garmin Ltd.	1,537,000	53,687

Industrial Conglomerates (3.0%)
General Electric Co.	2,750,000	64,130
Koninklijke Philips NV	1,141,000	32,309
		96,439
Media (0.1%)
Meredith Corp.	104,945	4,301

Metals & Mining (1.7%)
Franco-Nevada Corp.	327,000	13,646
Newcrest Mining Ltd.	1,000,000	13,662
Newmont Mining Corp.	800,000	27,424
		54,732
Multi-Utilities (10.1%)
Alliant Energy Corp.	750,000	36,945
CenterPoint Energy, Inc.	2,125,000	49,258
Dominion Resources, Inc.	900,000	50,895
National Grid PLC	3,136,000	37,288
National Grid PLC ADR	50,000	2,978
NiSource, Inc. ‡‡	1,870,000	53,725
Sempra Energy ‡‡	653,900	53,162
Wisconsin Energy Corp.	925,000	37,749
		322,000
Oil, Gas & Consumable Fuels (8.4%)
ARC Resources Ltd.	1,365,500	37,620
Canadian Oil Sands Ltd.	1,650,000	31,878
Chevron Corp.	450,000	55,238
Enbridge Inc. ‡‡	775,000	33,488
Kinder Morgan, Inc.	779,000	29,586
Spectra Energy Corp.	1,075,000	32,863
Statoil ASA	1,055,000	23,821
Statoil ASA ADR	1,024,000	23,060
		267,554
Pharmaceuticals (7.1%)
Bristol-Myers Squibb Co. ‡‡	950,000	43,709
Johnson & Johnson ‡‡	559,000	47,057
Novartis AG ADR ‡‡	871,000	62,503
Roche Holding AG ADR	800,000	49,872
Sanofi ADR ‡‡	411,700	21,857
		224,998
Real Estate Investment Trusts (18.9%)
American Campus Communities, Inc.	725,000	29,602
Ascendas Real Estate Investment Trust	12,525,000	22,912
Ascendas Real Estate Investment Trust ñ	1,840,000	3,366
Digital Realty Trust, Inc.	360,000	21,928
Equity Residential	950,000	53,722
Fibra Uno Administracion SA de CV	9,120,000	31,660
Goodman Group	3,089,000	15,076
HCP, Inc. ‡‡	1,202,000	56,951
Japan Logistics Fund, Inc.	1,381	12,760
Mapletree Logistics Trust	14,879,000	14,227
Parkway Life Real Estate Investment Trust	6,059,000	11,886
Plum Creek Timber Co., Inc. ‡‡	841,000	40,116
Prologis, Inc. ‡‡	1,075,000	43,322
Public Storage ‡‡	325,000	49,335
Rayonier, Inc. ‡‡	358,000	19,833
Suntec Real Estate Investment Trust	11,972,000	16,317
TF Administradora Industrial S de RL de CV *	10,943,600	26,378
Ventas, Inc. ‡‡	675,000	48,175
Vornado Realty Trust ‡‡	390,000	31,180
Weyerhaeuser Co. ‡‡	960,000	28,627
Yuexiu Real Estate Investment Trust	40,386,200	22,543
		599,916
Road & Rail (2.0%)
Norfolk Southern Corp. ‡‡	834,000	63,876

Software (2.3%)
Microsoft Corp.	2,100,000	73,248

Thrifts & Mortgage Finance (1.5%)
New York Community Bancorp, Inc.	3,650,000	47,742

Tobacco (0.9%)
Philip Morris International, Inc. ‡‡	321,000	29,182

Transportation Infrastructure (0.9%)
SATS Ltd.	11,358,500	29,214

Wireless Telecommunication Services (3.8%)
China Mobile Ltd. ADR	1,100,000	56,980
Philippine Long Distance Telephone Co. ADR	635,000	45,707
Taiwan Mobile Co. Ltd. *	4,451,600	16,226
		118,913
Total Common Stocks
(Cost $2,568,941)		2,843,571

Convertible Preferred Stocks (0.4%)
Bunge Ltd., 4.88% (Cost $11,614)	119,000	12,168

	Principal Amount
Convertible Bonds (5.4%)
Charles River Laboratories International, Inc., Senior Unsecured Notes, 2.25%, due 6/15/13	$28,124,000	28,124
James River Coal Co., Guaranteed Notes, 10.00%, due 6/1/18 ñ	5,491,000	3,665
L-3 Communications Holdings, Inc., Guaranteed Notes, 3.00%, due 8/1/35 39,670,000	40,563
NuVasive, Inc., Senior Unsecured Notes, 2.75%, due 7/1/17	$13,635,000	13,337
Patriot Coal Corp., Senior Unsecured Notes, 3.25%, due 5/31/13 ‡	14,515,000	1,324
Siemens Financieringsmaatschappij NV, Guaranteed Notes, 1.65%, due 8/16/19	15,500,000	16,571
Southern Pacific Resource Corp., Subordinated Debentures, 6.00%, due 6/30/16	4,800,000	2,963
TIBCO Software, Inc., Senior Unsecured Notes, 2.25%, due 5/1/32	17,025,000	16,759
Trinity Industries, Inc., Subordinated Notes, 3.88%, due 6/1/36	13,610,000	16,264
WebMD Health Corp., Senior Unsecured Notes, 2.25%, due 3/31/16	13,470,000	13,327
WebMD Health Corp., Senior Unsecured Notes, 2.50%, due 1/31/18	19,600,000	18,902

Total Convertible Bonds (Cost $184,650)		171,799

	Number of Shares
Exchange Traded Funds (0.0%)
Market Vectors Gold Miners ETF (Cost $92)	2,500	74

Short-Term Investments (2.7%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $87,106)	87,105,682	87,106

Total Investments## (98.0%) (Cost $2,852,403)		3,114,718

Cash, receivables and other assets, less liabilities‡‡ (2.0%)		62,637
Total Net Assets (100.0%)		$ 3,177,355

See Notes to Schedule of Investments

MAY 31, 2013

Schedule of Investments Focus Fund
(Unaudited)

Number of Shares		Value† ($000's)z
Common Stocks (97.2%)

Aerospace & Defense (2.9%)
Boeing Co.	200,000	19,804

Biotechnology (1.3%)
ARIAD Pharmaceuticals, Inc. *	495,000	9,078

Chemicals (1.6%)
WR Grace & Co. *	130,000	10,986

Commercial Banks (3.3%)
Wells Fargo & Co.	545,000	22,100

Communications Equipment (1.8%)
Motorola Solutions, Inc.	205,000	11,882

Computers & Peripherals (5.5%)
Apple, Inc.	44,500	20,010
SanDisk Corp. *	290,000	17,116
37,126
Containers & Packaging (1.2%)
Crown Holdings, Inc. *	195,000	8,258

Diversified Financial Services (6.1%)
IntercontinentalExchange, Inc. *	80,500	13,782
JPMorgan Chase & Co.	510,000	27,841
41,623
Electrical Equipment (4.3%)
Eaton Corp. PLC	445,000	29,397

Energy Equipment & Services (1.8%)
Schlumberger Ltd.	165,000	12,050

Food & Staples Retailing (3.1%)
Walgreen Co.	435,000	20,776

Food Products (2.2%)
WhiteWave Foods Co. Class A *	848,500	14,798

Health Care Equipment & Supplies (4.6%)
C.R. Bard, Inc.	300,000	30,927

Health Care Providers & Services (3.4%)
Cardinal Health, Inc.	485,000	22,776

Household Products (2.9%)
Procter & Gamble Co.	255,000	19,574

Insurance (6.8%)
Allstate Corp.	125,000	6,030
American International Group, Inc. *	430,000	19,118
Aon PLC	330,600	21,049
46,197

Internet Software & Services (3.9%)
Google, Inc. Class A *	30,500	26,547

Leisure Equipment & Products (2.7%)
Mattel, Inc.	415,000	18,571

Machinery (2.4%)
Pall Corp.	235,000	16,027

Media (5.6%)
Comcast Corp. Class A Special	580,000	22,504
Viacom, Inc. Class B	235,000	15,484
37,988
Metals & Mining (0.4%)
Barrick Gold Corp.	130,000	2,746

Multi-Utilities (3.5%)
NiSource, Inc.	827,100	23,763

Oil, Gas & Consumable Fuels (9.0%)
Cabot Oil & Gas Corp.	395,000	27,792
Cenovus Energy, Inc.	430,000	12,870
EOG Resources, Inc.	160,000	20,656
61,318
Personal Products (1.7%)
Estee Lauder Co., Inc. Class A	170,000	11,523

Semiconductors & Semiconductor Equipment (2.2%)
Altera Corp.	460,000	15,267

Software (4.0%)
Activision Blizzard, Inc.	720,000	10,390
Oracle Corp.	490,000	16,542
26,932
Specialty Retail (5.9%)
Lowe's Cos., Inc.	560,000	23,582
Urban Outfitters, Inc. *	400,000	16,772
40,354
Tobacco (3.1%)
Philip Morris International, Inc.	230,000	20,909

Total Common Stocks (Cost $527,692)	659,297

State Street Institutional Treasury Money Market Fund Institutional Class (Cost $17,477)	17,476,630	17,477

Total Investments## (99.8%) (Cost $545,169)		676,774

Cash, receivables and other assets, less liabilities (0.2%)		1,127

Total Net Assets (100.0%)		$677,901

See Notes to Schedule of Investments

MAY 31, 2013

Schedule of Investments Genesis Fund
(Unaudited)

Number of Shares		Value† ($000's)z
Common Stocks (96.3%)

Air Freight & Logistics (0.5%)
Forward Air Corp. ^	1,684,000	65,289

Auto Components (0.4%)
Gentex Corp.	2,399,349	54,873

Beverages (0.9%)
Boston Beer Co., Inc. Class A *^	725,619	110,904

Building Products (0.5%)
AAON, Inc.	405,814	13,489
AO Smith Corp.	1,333,861	52,288
	65,777
Capital Markets (0.1%)
Eaton Vance Corp.	304,100	12,623
Waddell & Reed Financial, Inc. Class A	89,318	4,112
	16,735
Chemicals (4.9%)
Balchem Corp. ^	1,525,435	73,236
Hawkins, Inc.	448,273	17,877
Innophos Holdings, Inc. ^	1,845,300	93,335
Intrepid Potash, Inc.	2,324,591	43,656
LSB Industries, Inc. *	835,224	28,206
NewMarket Corp.	332,212	91,106
RPM International, Inc.	2,374,144	78,655
Sensient Technologies Corp. ^	3,730,117	153,942
Stepan Co.	836,496	45,196
	625,209
Commercial Banks (5.6%)
Bank of Hawaii Corp. ^	2,571,912	129,573
Bank of the Ozarks, Inc.	780,740	34,079
BankUnited, Inc.	2,327,439	57,208
BOK Financial Corp.	1,424,694	92,748
Community Bank System, Inc.	866,735	25,447
Cullen/Frost Bankers, Inc.	2,060,225	132,575
First Financial Bankshares, Inc. ^	1,791,541	98,535
FNB Corp.	2,635,832	30,312
PacWest Bancorp	1,352,160	38,983
Westamerica Bancorporation ^	1,894,243	85,298
	724,758
Commercial Services & Supplies (4.9%)
Copart, Inc. *	3,392,162	116,656
Healthcare Services Group, Inc. ^	5,182,181	117,584
Ritchie Bros. Auctioneers, Inc.	2,814,610	58,262
Rollins, Inc.	6,045,220	152,702
Team, Inc. *	839,006	30,263
UniFirst Corp.	224,593	21,314
United Stationers, Inc. ^	4,004,341	138,190
	634,971
Communications Equipment (0.7%)
NETGEAR, Inc. *^	2,715,900	90,385

Construction Materials (0.3%)
Eagle Materials, Inc.	579,400	42,731

Containers & Packaging (2.8%)
AptarGroup, Inc. ^	4,820,000	273,390
Silgan Holdings, Inc.	1,941,083	90,785
	364,175
Distributors (1.2%)
Pool Corp. ^	3,063,375	157,611

Electrical Equipment (0.4%)
Franklin Electric Co., Inc.	435,101	14,711
Thermon Group Holdings, Inc. *^	2,100,631	41,529
	56,240
Electronic Equipment, Instruments & Components (2.0%)
Badger Meter, Inc. ^	793,501	35,359
FEI Co. ^	2,027,042	145,967
Littelfuse, Inc.	234,700	17,248
Trimble Navigation Ltd. *	2,094,088	58,425
	256,999
Energy Equipment & Services (3.6%)
CARBO Ceramics, Inc. ^	1,590,157	104,791
Natural Gas Services Group, Inc. *^	786,200	17,674
Oceaneering International, Inc.	3,591,528	260,314
Pason Systems, Inc. ^	4,315,357	73,674
ShawCor Ltd.	63,000	2,527
	458,980
Food & Staples Retailing (1.8%)
Harris Teeter Supermarkets, Inc. ^	4,492,067	211,127
North West Co., Inc.	663,200	16,088
	227,215
Food Products (2.2%)
B&G Foods, Inc.	98,000	2,821
Darling International, Inc. *	958,500	18,796
Flowers Foods, Inc.	2,600,400	86,775
J & J Snack Foods Corp. ^	1,105,946	83,941
Lancaster Colony Corp.	1,146,256	94,532
	286,865
Gas Utilities (1.6%)
New Jersey Resources Corp.	787,448	35,735
Northwest Natural Gas Co.	287,100	12,268
Piedmont Natural Gas Co., Inc.	720,300	24,339
South Jersey Industries, Inc.	1,568,544	91,634
WGL Holdings, Inc.	1,104,895	47,422
	211,398
Health Care Equipment & Supplies (6.3%)
Abaxis, Inc. ^	1,143,000	50,303
DENTSPLY International, Inc.	1,448,100	60,473
Haemonetics Corp. *^	4,862,600	200,728
IDEXX Laboratories, Inc. *	1,756,062	144,770
Meridian Bioscience, Inc. ^	3,248,197	70,194
Sirona Dental Systems, Inc. *	2,030,326	144,031
West Pharmaceutical Services, Inc. ^	2,002,029	137,239
	807,738
Health Care Providers & Services (3.9%)
AmSurg Corp. *^	1,709,128	60,725
Henry Schein, Inc. *	2,158,940	207,884
Landauer, Inc.	321,886	17,118
MWI Veterinary Supply, Inc. *^	1,096,929	133,288
Owens & Minor, Inc.	334,000	11,416
Patterson Cos., Inc.	1,799,500	70,325
	500,756
Hotels, Restaurants & Leisure (2.6%)
Bally Technologies, Inc. *^	2,560,392	145,814
Brinker International, Inc.	2,553,100	100,107
Cheesecake Factory, Inc.	1,599,600	63,856
Papa John's International, Inc. *	447,800	28,852
	338,629
Household Durables (0.3%)
Leggett & Platt, Inc.	1,078,500	34,512

Household Products (2.5%)
Church & Dwight Co., Inc.	5,344,556	325,002

Industrial Conglomerates (0.8%)
Raven Industries, Inc. ^	3,421,952	103,651

Insurance (1.5%)
HCC Insurance Holdings, Inc.	546,002	23,396
Infinity Property & Casualty Corp.	187,300	10,817
RLI Corp. ^	1,458,307	109,490
Safety Insurance Group, Inc. ^	1,055,349	55,258
	198,961
IT Services (1.6%)
Jack Henry & Associates, Inc.	1,884,153	88,423
Sapient Corp. *	5,166,373	66,543
Syntel, Inc.	710,587	45,414
	200,380
Leisure Equipment & Products (1.6%)
Polaris Industries, Inc.	2,094,520	200,048

Life Sciences Tools & Services (1.7%)
ICON PLC *^	4,320,800	148,376
PAREXEL International Corp. *	908,400	41,505
Techne Corp.	398,100	26,478
	216,359
Machinery (10.6%)
CLARCOR, Inc. ^	4,428,922	240,225
Donaldson Co., Inc.	3,737,100	140,179
Douglas Dynamics, Inc.	196,499	2,747
Graco, Inc.	846,617	54,564
Lincoln Electric Holdings, Inc.	820,025	49,037
Lindsay Corp. ^	947,250	76,964
Middleby Corp. *	472,206	77,201
Nordson Corp.	2,474,608	176,242
Tennant Co.	759,102	37,454
Toro Co.	1,688,388	80,469
Valmont Industries, Inc.	996,004	151,721
Wabtec Corp. ^	2,531,000	278,435
	1,365,238
Metals & Mining (2.9%)
Alamos Gold, Inc.	5,535,600	79,823
Compass Minerals International, Inc. ^	3,289,700	287,059
Endeavour Silver Corp. *	2,446,200	10,886
	377,768
Multi-Utilities (0.3%)
NorthWestern Corp.	919,900	37,863

Office Electronics (1.0%)
Zebra Technologies Corp. Class A *^	2,679,224	122,333

Oil, Gas & Consumable Fuels (3.0%)
Cabot Oil & Gas Corp.	1,251,300	88,041
Concho Resources, Inc. *	541,692	45,318
Gulfport Energy Corp. *	2,378,500	113,431
Kodiak Oil & Gas Corp. *	4,492,437	39,444
Laredo Petroleum Holdings, Inc. *	61,833	1,197
Oasis Petroleum, Inc. *	1,976,280	73,439
Painted Pony Petroleum Ltd. *	2,408,050	21,672
	382,542
Paper & Forest Products (0.5%)
Stella-Jones, Inc.	534,550	49,034
Stella-Jones, Inc. b	155,300	13,893
	62,927
Professional Services (0.5%)
Exponent, Inc. ^	1,213,835	67,975

Real Estate Management & Development (1.5%)
Altisource Asset Management Corp. *^	143,317	40,129
Altisource Portfolio Solutions SA*^	1,677,770	158,163
	198,292
Road & Rail (0.2%)
Genesee & Wyoming, Inc. Class A *	271,300	24,159

Semiconductors & Semiconductor Equipment (1.7%)
Hittite Microwave Corp. *^	2,341,065	127,073
Power Integrations, Inc. ^	1,825,400	77,926
Volterra Semiconductor Corp. *	843,300	11,857
	216,856
Software (7.2%)
Advent Software, Inc. *	359,112	11,915
Blackbaud, Inc.	1,397,238	42,392
Computer Modelling Group Ltd. ^	3,109,500	69,523
Constellation Software, Inc.	797,300	116,894
FactSet Research Systems, Inc.	1,158,600	113,763
Manhattan Associates, Inc. *^	1,256,372	94,266
MICROS Systems, Inc. *	3,779,342	159,488
Monotype Imaging Holdings, Inc.	1,350,995	30,749
Solera Holdings, Inc. ^	3,888,653	212,982
Tyler Technologies, Inc. *	1,163,182	80,271
	932,243
Specialty Retail (3.3%)
Hibbett Sports, Inc. *^	1,746,369	99,595
Leon's Furniture Ltd.	1,015,200	12,752
Sally Beauty Holdings, Inc. *	5,175,059	158,409
Tractor Supply Co.	1,334,641	149,453
	420,209
Textiles, Apparel & Luxury Goods (0.6%)
Wolverine World Wide, Inc.	1,411,985	73,917

Thrifts & Mortgage Finance (2.8%)
Brookline Bancorp, Inc. ^	3,900,890	33,080
Home Loan Servicing Solutions Ltd. ^	3,206,600	73,239
Ocwen Financial Corp. *	4,661,429	199,416
Oritani Financial Corp.	2,263,084	34,693
ViewPoint Financial Group, Inc.	886,444	16,780
	357,208
Trading Companies & Distributors (2.4%)
Applied Industrial Technologies, Inc. ^	2,529,244	121,581
Beacon Roofing Supply, Inc. *	1,742,500	71,826
MSC Industrial Direct Co., Inc. Class A	767,200	63,424
Watsco, Inc.	527,204	45,999
	302,830
Water Utilities (0.6%)
American States Water Co.	292,503	15,541
Aqua America, Inc.	2,182,635	67,857
	83,398
Total Common Stocks (Cost $6,984,513)	12,402,909

Short-Term Investments (3.5%)
State Street Institutional Treasury Money Market Fund Institutional Class	370,359,126	370,359
State Street Institutional Treasury Plus Fund Institutional Class	71,891,515	71,892

Total Short-Term Investments (Cost $442,251)	442,251

Total Investments## (99.8%) (Cost $7,426,764)		12,845,160

Cash, receivables and other assets, less liabilities (0.2%)		30,407

Total Net Assets (100.0%)		$12,875,567

See Notes to Schedule of Investments

MAY 31, 2013

Schedule of Investments Global Equity Fund
(Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (98.9%)

Australia (0.7%)
Iluka Resources Ltd.	2,545	27

Canada (5.4%)
Agrium, Inc.	265	24
Cenovus Energy, Inc.	764	23
Dollarama, Inc.	665	47
Enbridge, Inc.	525	23
Home Capital Group, Inc.	720	37
New Gold, Inc. *	4,120	28
Silver Wheaton Corp.	1,300	31
	213
China (3.8%)
China Liansu Group Holdings Ltd.	53,000	31
China Mobile Ltd.	4,715	50
Haier Electronics Group Co. Ltd. *	22,000	39
Industrial & Commercial Bank of China Ltd., H Shares	39,000	27
	147
France (3.8%)
Arkema SA*	415	43
Pernod-Ricard SA	250	30
Schneider Electric SA	506	40
Sodexo	440	37
	150
Germany (4.8%)
Continental AG	385	51
Deutsche Boerse AG	700	45
Linde AG	267	51
Volkswagen AG, Preference Shares	190	41
	188
India (1.0%)
ICICI Bank Ltd. ADR	900	40

Indonesia (2.3%)
Indofood Sukses Makmur Tbk PT	61,000	45
PT Bank Mandiri (Persero) Tbk	44,300	44
	89
Israel (1.2%)
Bezeq Israeli Telecommunication Corp. Ltd.	14,390	18
Check Point Software Technologies Ltd. *	595	30
	48
Japan (2.3%)
FANUC Corp.	200	29
SUGI HOLDINGS Co. Ltd.	800	27
TOYOTA MOTOR Corp.	600	35
	91
Korea (1.8%)
Samsung Electronics Co. Ltd.	53	71

Netherlands (4.2%)
ASML Holding NV	430	36
Koninklijke Ahold NV	2,136	35
Sensata Technologies Holding NV *	870	30
Unilever NV	1,548	63
	164
Nigeria (0.7%)
Afren PLC *	12,995	26

Norway (1.5%)
DnB ASA	3,565	58

Russia (0.9%)
Sberbank of Russia ADR	3,040	37

Singapore (0.9%)
United Overseas Bank Ltd.	2,200	37

Sweden (3.0%)
Autoliv, Inc.	430	34
Elekta AB, B Shares	2,765	42
Telefonaktiebolaget LM Ericsson, B Shares	3,485	41
	117
Switzerland (7.5%)
Givaudan SA *	33	42
Nestle SA	655	43
Novartis AG	440	32
Partners Group Holding AG	160	41
Roche Holding AG	196	49
SGS SA	21	47
Sika AG	16	39
	293
United Kingdom (7.6%)
Aon PLC	640	41
BG Group PLC ADR	1,605	29
BHP Billiton PLC	1,160	33
Experian PLC	1,657	31
Petrofac Ltd.	1,755	36
Rio Tinto PLC	650	28
SABMiller PLC	970	49
Subsea 7 SA	1,230	27
Tullow Oil PLC	1,415	22
	296
United States (45.5%)
Actuant Corp. Class A	1,285	44
Altera Corp.	1,340	44
American Tower Corp.	485	38
AMETEK, Inc.	1,145	49
Apple, Inc.	159	72
BlackRock, Inc.	198	55
Capital One Financial Corp.	1,025	62
Cardinal Health, Inc.	1,065	50
Charles Schwab Corp.	1,050	21
Comcast Corp. Class A Special	1,010	39
Covidien PLC	745	47
CVS Caremark Corp.	1,120	65
Deere & Co.	435	38
EMC Corp. *	2,365	59
EOG Resources, Inc.	302	39
Exxon Mobil Corp.	385	35
Global Payments, Inc.	635	30
Google, Inc. Class A *	55	48
Graco, Inc.	665	43
Henry Schein, Inc. *	430	41
IBM Corp.	132	27
Johnson & Johnson	385	32
JPMorgan Chase & Co.	800	44
Mattel, Inc.	1,010	45
Mead Johnson Nutrition Co.	370	30
Motorola Solutions, Inc.	350	20
National Oilwell Varco, Inc.	485	34
Nordson Corp.	620	44
Oracle Corp.	1,230	42
Pall Corp.	790	54
Rockwood Holdings, Inc.	440	29
SanDisk Corp. *	1,215	72
Schlumberger Ltd.	455	33
Sealed Air Corp.	2,030	49
Sirona Dental Systems, Inc. *	720	51
Target Corp.	555	39
UnitedHealth Group, Inc.	690	43
Visa, Inc. Class A	273	49
Wabtec Corp.	455	50
Waters Corp. *	205	20
Wells Fargo & Co.	1,300	53
	1,779

Total Common Stocks (Cost $3,524)	3,871

Short-Term Investments (1.0%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $41)	41,087	41

Total Investments## (99.9%) (Cost $3,565)	3,912

Cash, receivables and other assets, less liabilities (0.1%)	3

Total Net Assets (100.0%)	$ 3,915

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
GLOBAL EQUITY FUND (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Machinery	$302	7.7%
Commercial Banks	297	7.6%
Chemicals	228	5.8%
Computers & Peripherals	203	5.2%
Oil, Gas & Consumable Fuels	197	5.0%
Food Products	181	4.6%
Semiconductors & Semiconductor Equipment	151	3.9%
Metals & Mining	147	3.7%
Health Care Equipment & Supplies	140	3.6%
Health Care Providers & Services	134	3.4%
Energy Equipment & Services	130	3.3%
Food & Staples Retailing	127	3.3%
Electrical Equipment	119	3.1%
Capital Markets	117	3.0%
Pharmaceuticals	113	2.9%
IT Services	106	2.8%
Diversified Financial Services	89	2.2%
Multiline Retail	86	2.2%
Auto Components	85	2.2%
Beverages	79	2.1%
Professional Services	77	2.0%
Automobiles	76	1.9%
Software	72	1.8%
Consumer Finance	62	1.6%
Communications Equipment	61	1.5%
Wireless Telecommunication Services	50	1.3%
Containers & Packaging	49	1.3%
Internet Software & Services	48	1.2%
Leisure Equipment & Products	45	1.1%
Insurance	41	1.0%
Household Durables	39	1.0%
Media	39	1.0%
Real Estate Investment Trusts	38	1.0%
Hotels, Restaurants & Leisure	37	0.9%
Thrifts & Mortgage Finance	37	0.9%
Building Products	31	0.8%
Life Sciences Tools & Services	20	0.5%
Diversified Telecommunication Services	18	0.5%
Short-Term Investments and Other Assets-Net	44	1.1%
	$3,915	100.0%

MAY 31, 2013

Schedule of Investments Global Thematic Opportunities Fund
(Unaudited)
	Number of Shares	Value† ($000's)z
Common Stocks (103.8%)

Brazil (1.1%)
Randon Participacoes SA, Preference Shares	100,200	606

Canada (1.0%)
Potash Corp. of Saskatchewan, Inc.	13,000	546

China (5.0%)
First Pacific Co. Ltd.	582,000	770
First Tractor Co. Ltd., H Shares *	903,500	639
Tsingtao Brewery Co. Ltd., H Shares	182,200	1,273
	2,682
Hong Kong (4.2%)
Chow Tai Fook Jewellery Group Ltd.	814,200	1,005
SA SA International Holdings Ltd.	1,100,000	1,225
	2,230
Indonesia (4.9%)
Astra International Tbk PT	1,362,000	979
Global Mediacom Tbk PT	3,266,000	866
Kalbe Farma Tbk PT	5,350,000	790
	2,635
Israel (4.4%)
Check Point Software Technologies Ltd. *	23,400	1,172
Israel Chemicals Ltd.	106,000	1,179
	2,351
Japan (14.4%)
FANUC Corp.	10,300	1,517
Kubota Corp. ADR	15,850	1,187
Nikon Corp.	87,350	2,292
Nissan Motor Co. Ltd.	81,000	875
TOYOTA MOTOR Corp.	31,000	1,809
	7,680
Korea (3.2%)
Samsung Electronics Co. Ltd. GDR	2,530	1,690

Netherlands (3.1%)
Koninklijke Philips NV	20,300	575
Unilever NV	26,000	1,060
	1,635
Philippines (1.4%)
Universal Robina Corp.	258,000	766

Singapore (2.0%)
Ascott Residence Trust	1,001,000	1,061

South Africa (3.0%)
MTN Group Ltd.	89,400	1,619

Spain (2.3%)
Mediaset Espana Comunicacion SA *	155,000	1,197

Switzerland (4.6%)
Novartis AG ADR	15,800	1,134
Roche Holding AG ADR	21,500	1,340
	2,474
Thailand (1.0%)
Glow Energy PCL	233,000	539

United Kingdom (4.8%)
Aon PLC	13,400	853
AstraZeneca PLC ADR	22,400	1,148
Derwent London PLC	15,000	542
	2,543
United States (43.4%)
American International Group, Inc. *	43,950	1,954
BlackRock, Inc.	5,000	1,396
Boeing Co.	13,700	1,357
Deere & Co.	20,100	1,751
Franklin Resources, Inc.	8,000	1,239
General Dynamics Corp.	16,400	1,264
Google, Inc. Class A *	2,100	1,828
Honeywell International, Inc.	17,300	1,357
KKR & Co. LP	66,000	1,286
Lazard Ltd. Class A	34,900	1,182
Lindsay Corp.	13,000	1,056
Philip Morris International, Inc.	12,100	1,100
Range Resources Corp.	15,300	1,150
SanDisk Corp. *	25,000	1,476
Southwestern Energy Co. *	42,450	1,600
Valmont Industries, Inc.	5,700	868
Wynn Resorts Ltd.	9,275	1,260
	23,124
Total Common Stocks (Cost $47,612)	55,378

Short-Term Investments (0.5%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $245)	245,175	245

Total Investments## (104.3%) (Cost $47,857)		55,623

Liabilities, less cash, receivables and other assets [(4.3%)]		(2,299)

Total Net Assets (100.0%)		$53,324

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
GLOBAL THEMATIC OPPORTUNITIES FUND (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Machinery	$7,624	14.3%
Capital Markets	5,103	9.5%
Pharmaceuticals	4,412	8.3%
Aerospace & Defense	3,978	7.4%
Automobiles	3,663	6.8%
Insurance	2,807	5.3%
Oil, Gas & Consumable Fuels	2,750	5.2%
Leisure Equipment & Products	2,292	4.3%
Specialty Retail	2,230	4.2%
Media	2,063	3.9%
Internet Software & Services	1,828	3.4%
Food Products	1,826	3.4%
Chemicals	1,725	3.2%
Semiconductors & Semiconductor Equipment	1,690	3.2%
Wireless Telecommunication Services	1,619	3.0%
Real Estate Investment Trusts	1,603	3.0%
Computers & Peripherals	1,476	2.8%
Beverages	1,273	2.4%
Hotels, Restaurants & Leisure	1,260	2.4%
Software	1,172	2.2%
Tobacco	1,100	2.1%
Diversified Financial Services	770	1.4%
Industrial Conglomerates	575	1.1%
Independent Power Producers & Energy Traders	539	1.0%
Short-Term Investments and Other Assets-Net	(2,054)	(3.8)%
	$53,324	100.0%

MAY 31, 2013

Schedule of Investments Guardian Fund
(Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (98.2%)

Auto Components (2.2%)
BorgWarner, Inc. *	341,715	27,703

Beverages (6.0%)
Anheuser-Busch InBev NV ADR	515,708	47,404
Coca-Cola Co.	736,245	29,442
		76,846
Biotechnology (1.0%)
Biogen Idec, Inc. *	54,007	12,826

Capital Markets (4.1%)
BlackRock, Inc.	88,459	24,698
Lazard Ltd. Class A	800,308	27,114
		51,812
Chemicals (2.0%)
Ecolab, Inc.	295,795	24,986

Consumer Finance (4.5%)
American Express Co.	759,777	57,523

Diversified Financial Services (5.5%)
CME Group, Inc.	367,324	24,952
IntercontinentalExchange, Inc. *	267,342	45,772
		70,724
Electronic Equipment, Instruments & Components (2.3%)
National Instruments Corp.	1,015,881	28,851

Energy Equipment & Services (5.5%)
Cameron International Corp. *	511,055	31,108
Schlumberger Ltd.	538,921	39,357
		70,465
Food Products (1.5%)
McCormick & Co., Inc.	274,214	18,943

Health Care Equipment & Supplies (2.8%)
Covidien PLC	554,510	35,267

Household Durables (4.1%)
Newell Rubbermaid, Inc.	1,918,858	51,886

Household Products (3.0%)
Procter & Gamble Co.	496,450	38,108

Industrial Conglomerates (8.5%)
3M Co.	408,497	45,045
Danaher Corp.	1,029,149	63,622
		108,667
Industrial Gases (1.9%)
Praxair, Inc.	211,601	24,192

Insurance (8.2%)
Berkshire Hathaway, Inc. Class B *	490,230	55,920
Progressive Corp.	1,903,408	48,518
		104,438
Internet Software & Services (3.0%)
Google, Inc. Class A *	44,594	38,815

IT Services (1.4%)
MasterCard, Inc. Class A	32,381	18,465

Leisure Equipment & Products (2.2%)
Polaris Industries, Inc.	288,007	27,508

Machinery (1.8%)
Pall Corp.	333,963	22,776

Media (2.3%)
Scripps Networks Interactive, Inc. Class A	441,915	29,767

Multiline Retail (2.1%)
Target Corp.	385,241	26,774

Oil, Gas & Consumable Fuels (3.4%)
BG Group PLC	2,359,204	43,055

Pharmaceuticals (2.9%)
Roche Holding AG	150,727	37,371

Road & Rail (1.8%)
J.B. Hunt Transport Services, Inc.	316,395	23,306

Semiconductors & Semiconductor Equipment (9.6%)
Altera Corp.	1,800,708	59,765
Texas Instruments, Inc.	1,758,034	63,096
		122,861
Software (2.6%)
Intuit, Inc.	565,570	33,052

Trading Companies & Distributors (2.0%)
W.W. Grainger, Inc.	99,497	25,615

Total Common Stocks (Cost $901,815)		1,252,602

Short-Term Investments (1.1%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $14,649)	14,648,914	14,649

Total Investments## (99.3%) (Cost $916,464)		1,267,251

Cash, receivables and other assets, less liabilities (0.7%)		8,492

Total Net Assets (100.0%)		$ 1,275,743

See Notes to Schedule of Investments

MAY 31, 2013

Schedule of Investments International Equity Fund
(Unaudited)

Number of Shares		Value† ($000's)z
Common Stocks (95.5%)

Australia (1.8%)
Brambles Ltd.	546,455	4,760
CSL Ltd.	77,000	4,382
Iluka Resources Ltd.	618,490	6,513
Imdex Ltd.	1,932,590	1,543
		17,198
Austria (0.5%)
Andritz AG	84,450	4,598

Belgium (1.0%)
Colruyt SA	188,155	9,605

Brazil (0.5%)
SLC Agricola SA Ñ	576,800	5,128

Canada (6.8%)
Agrium, Inc.	77,000	7,113
Cenovus Energy, Inc.	187,364	5,610
Corus Entertainment, Inc., B Shares Ñ	445,201	10,310
Dollarama, Inc.	161,480	11,328
Home Capital Group, Inc.	127,900	6,546
MacDonald, Dettwiler & Associates Ltd.	160,533	10,797
New Gold, Inc. *	1,037,000	7,052
Silver Wheaton Corp.	337,800	8,012
	66,768
China (2.9%)
China Liansu Group Holdings Ltd. Ñ	13,783,900	7,947
China Mobile Ltd. ADR	263,735	13,662
Industrial & Commercial Bank of China Ltd., H Shares	9,513,000	6,680
	28,289
Denmark (2.0%)
Sydbank A/S * Ñ	431,461	9,637
Tryg A/S	118,667	9,963
	19,600
France (8.0%)
Arkema SA *	116,310	11,965
Eutelsat Communications SA	197,817	6,141
Pernod-Ricard SA	59,615	7,160
Publicis Groupe SA	170,145	12,174
Rexel SA	647,189	14,638
Sanofi	96,065	10,243
Sodexo	188,430	16,043
	78,364
Germany (8.9%)
Brenntag AG	89,980	13,692
Continental AG	80,540	10,538
Deutsche Boerse AG	174,789	11,268
Fresenius Medical Care AG & Co.	50,102	3,402
Gerresheimer AG	176,368	10,521
Linde AG	72,231	13,835
SAP AG ADR	149,000	10,943
Volkswagen AG, Preference Shares	58,596	12,726
	86,925
Indonesia (0.6%)
PT Bank Mandiri (Persero) Tbk	5,969,700	5,895

Ireland (0.8%)
DCC PLC	201,668	7,620

Israel (2.3%)
Bezeq Israeli Telecommunication Corp. Ltd.	7,590,759	9,820
Check Point Software Technologies Ltd. *	253,200	12,680
	22,500
Japan (12.7%)
FANUC Corp.	90,700	13,357
KANSAI PAINT Co. Ltd.	861,600	11,132
Kenedix Realty Investment Corp.	2,298	8,831
KEYENCE Corp.	42,200	12,877
Nihon Kohden Corp.	289,400	10,351
PIGEON Corp.	140,300	11,243
Pola Orbis Holdings, Inc.	152,800	4,822
SMC Corp.	55,900	10,601
SOFTBANK Corp.	108,000	5,398
SUGI HOLDINGS Co. Ltd.	216,700	7,248
Sundrug Co. Ltd. Ñ	360,200	13,728
TOYOTA MOTOR Corp.	249,600	14,567
	124,155
Korea (1.8%)
Samsung Electronics Co. Ltd.	12,806	17,254

Netherlands (5.9%)
Akzo Nobel NV	169,982	10,874
ASML Holding NV	109,290	9,045
Koninklijke Ahold NV	726,165	11,774
Nutreco NV	234,118	9,936
Unilever NV	380,914	15,562
	57,191
Nigeria (0.6%)
Afren PLC *	3,026,615	5,968

Norway (2.8%)
DnB ASA	851,549	13,770
Norwegian Property ASA Ñ	2,678,872	3,856
ProSafe SE Ñ	1,020,445	9,530
	27,156
Russia (1.4%)
NovaTek OAO GDR	46,695	5,180
Sberbank of Russia ADR	689,280	8,381
	13,561
Singapore (2.0%)
Jardine Matheson Holdings Ltd.	186,247	12,222
United Overseas Bank Ltd.	438,000	7,398
	19,620
Sweden (3.4%)
Autoliv, Inc.	98,140	7,700
Elekta AB, B Shares	669,408	10,181
Nordea Bank AB	428,965	5,270
Telefonaktiebolaget LM Ericsson, B Shares	855,325	10,048
	33,199
Switzerland (13.2%)
Bucher Industries AG Ñ	47,780	11,213
Givaudan SA *	11,200	14,428
Kaba Holding AG *	17,760	6,965
Nestle SA	160,187	10,612
Novartis AG	140,613	10,072
Partners Group Holding AG	39,740	10,103
Roche Holding AG	76,404	18,943
SGS SA	6,755	15,137
Sika AG	4,845	11,921
Sulzer AG	113,266	18,923
	128,317
Turkey (0.4%)
Sinpas Gayrimenkul Yatirim Ortakligi A/S	5,705,797	4,264

United Kingdom (14.6%)
Amlin PLC Ñ	1,914,827	12,072
BG Group PLC	365,195	6,665
BHP Billiton PLC	286,515	8,239
Bunzl PLC	627,727	12,218
Diploma PLC Ñ	561,110	4,548
Experian PLC	267,687	4,923
ICAP PLC	1,223,315	6,764
Mitie Group PLC	2,268,213	8,922
Petrofac Ltd.	536,520	10,905
Reed Elsevier PLC	856,781	9,582
Rio Tinto PLC	163,935	7,002
RPS Group PLC Ñ	2,306,771	7,336
SABMiller PLC	146,120	7,351
Subsea 7 SA	430,757	9,488
Synergy Health PLC Ñ	643,203	10,416
Tullow Oil PLC	388,442	6,113
Willis Group Holdings PLC	243,100	9,495
	142,039
United States (0.6%)
Taminco Corp. *	320,800	6,047

Total Common Stocks (Cost $830,864)		931,261

Short-Term Investments (3.2%)

State Street Institutional Treasury Money Market Fund Institutional Class (Cost $31,137)	31,136,902	31,137

Total Investments## (98.7%) (Cost $862,001)		962,398

Cash, receivables and other assets, less liabilities (1.3%)		12,540

Total Net Assets (100.0%)		$ 974,938

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
INTERNATIONAL EQUITY FUND (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Chemicals	$87,315	9.0%
Machinery	58,692	6.0%
Commercial Banks	57,031	5.9%
Food & Staples Retailing	42,355	4.3%
Food Products	41,238	4.2%
Trading Companies & Distributors	40,548	4.2%
Pharmaceuticals	39,258	4.0%
Metals & Mining	38,361	3.9%
Media	38,207	3.9%
Software	34,420	3.5%
Insurance	31,530	3.2%
Energy Equipment & Services	29,923	3.1%
Oil, Gas & Consumable Fuels	29,536	3.0%
Commercial Services & Supplies	27,983	2.9%
Automobiles	27,293	2.8%
Semiconductors & Semiconductor Equipment	26,299	2.7%
Health Care Equipment & Supplies	20,532	2.1%
Professional Services	20,060	2.1%
Industrial Conglomerates	19,842	2.0%
Wireless Telecommunication Services	19,060	2.0%
Auto Components	18,238	1.9%
Electronic Equipment, Instruments & Components	17,425	1.8%
Capital Markets	16,867	1.7%
Hotels, Restaurants & Leisure	16,043	1.6%
Beverages	14,511	1.5%
Health Care Providers & Services	13,818	1.4%
Real Estate Investment Trusts	13,095	1.3%
Multiline Retail	11,328	1.2%
Diversified Financial Services	11,268	1.2%
Household Products	11,243	1.2%
Life Sciences Tools & Services	10,521	1.1%
Communications Equipment	10,048	1.0%
Diversified Telecommunication Services	9,820	1.0%
Building Products	7,947	0.8%
Thrifts & Mortgage Finance	6,546	0.7%
Personal Products	4,822	0.5%
Biotechnology	4,382	0.4%
Real Estate Management & Development	3,856	0.4%
Short-Term Investments and Other Assets-Net	43,677	4.5%
	$974,938	100.0%

MAY 31, 2013

Schedule of Investments International Large Cap Fund
(Unaudited)

Number of Shares		Value† ($000's)z
Common Stocks (97.5%)

Australia (2.1%)
Brambles Ltd.	261,615	2,279
CSL Ltd.	18,710	1,065
Iluka Resources Ltd.	147,600	1,554
	4,898
Austria (0.7%)
Andritz AG	30,100	1,639

Belgium (1.3%)
Colruyt SA	56,945	2,907

Canada (4.8%)
Agrium, Inc.	18,800	1,737
Bank of Nova Scotia	28,300	1,612
Cenovus Energy, Inc.	43,270	1,295
Dollarama, Inc.	38,300	2,687
New Gold, Inc. *	251,100	1,707
Silver Wheaton Corp.	81,000	1,921
	10,959
China (2.4%)
China Mobile Ltd. ADR	74,115	3,839
Industrial & Commercial Bank of China Ltd., H Shares	2,285,000	1,605
	5,444
Denmark (2.3%)
Jyske Bank A/S *	73,440	2,900
Tryg A/S	28,502	2,393
	5,293
France (10.8%)
Arkema SA*	28,095	2,890
Eutelsat Communications SA	63,366	1,967
Pernod-Ricard SA	14,315	1,719
Publicis Groupe SA	40,485	2,897
Rexel SA	180,823	4,090
Sanofi	35,125	3,745
Schneider Electric SA	46,144	3,651
Sodexo	45,165	3,846
	24,805
Germany (8.8%)
Brenntag AG	21,660	3,296
Continental AG	22,510	2,945
Deutsche Boerse AG	57,122	3,683
Fresenius Medical Care AG & Co.	16,073	1,091
Linde AG	18,520	3,547
SAP AG ADR	35,585	2,613
Volkswagen AG, Preference Shares	13,954	3,031
	20,206
Indonesia (0.6%)
PT Bank Mandiri (Persero) Tbk	1,428,100	1,410

Israel (2.9%)
Bezeq Israeli Telecommunication Corp. Ltd.	2,264,230	2,929
Check Point Software Technologies Ltd. *	72,700	3,641
	6,570
Japan (12.1%)
FANUC Corp.	25,100	3,696
KANSAI PAINT Co. Ltd.	326,800	4,222
KEYENCE Corp.	12,900	3,937
LAWSON, Inc.	23,600	1,717
MIRACA HOLDINGS, Inc.	36,900	1,592
SANTEN PHARMACEUTICAL Co. Ltd.	39,800	1,594
SMC Corp.	20,300	3,850
SOFTBANK Corp.	32,600	1,630
SUGI HOLDINGS Co. Ltd.	46,500	1,555
TOYOTA MOTOR Corp.	70,500	4,114
	27,907
Korea (2.3%)
Samsung Electronics Co. Ltd.	3,916	5,276

Netherlands (6.0%)
Akzo Nobel NV	53,005	3,391
ASML Holding NV	25,900	2,143
Koninklijke Ahold NV	222,755	3,612
Unilever NV	113,513	4,637
	13,783
Nigeria (0.8%)
Afren PLC *	914,275	1,803

Norway (1.4%)
DnB ASA	205,123	3,317

Russia (1.4%)
NovaTek OAO GDR	11,020	1,223
Sberbank of Russia ADR	166,345	2,022
	3,245
Singapore (2.0%)
Jardine Matheson Holdings Ltd.	44,300	2,907
United Overseas Bank Ltd.	106,800	1,804
	4,711
Sweden (4.4%)
Autoliv, Inc.	23,900	1,875
Elekta AB, B Shares	204,450	3,109
Nordea Bank AB	164,145	2,017
Telefonaktiebolaget LM Ericsson, B Shares	258,445	3,036
	10,037
Switzerland (15.3%)
Credit Suisse Group AG *	53,696	1,587
Givaudan SA *	3,891	5,013
Nestle SA	49,628	3,288
Novartis AG	43,391	3,108
Partners Group Holding AG	9,920	2,522
Roche Holding AG	22,926	5,684
SGS SA	2,347	5,259
Sika AG	1,398	3,440
Sulzer AG	30,766	5,140
	35,041
United Arab Emirates (0.4%)
Dragon Oil PLC	109,200	1,029

United Kingdom (14.7%)
Amlin PLC	560,779	3,536
BG Group PLC	110,560	2,018
BHP Billiton PLC	68,840	1,979
Bunzl PLC	181,221	3,527
Experian PLC	128,907	2,371
ICAP PLC	391,045	2,162
Petrofac Ltd.	153,660	3,123
Reed Elsevier PLC	308,564	3,451
Rio Tinto PLC	39,115	1,671
SABMiller PLC	56,220	2,828
Subsea 7 SA	124,685	2,746
Tullow Oil PLC	127,311	2,004
Willis Group Holdings PLC	58,400	2,281
	33,697
Total Common Stocks (Cost $197,176)		223,977

Short-Term Investments (2.5%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $5,726)	5,726,087	5,726

Total Investments## (100.0%) (Cost $202,902)		229,703

Cash, receivables and other assets, less liabilities (0.0%)		58

Total Net Assets (100.0%)		$229,761

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
INTERNATIONAL LARGE CAP FUND (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Chemicals	$24,240	10.6%
Commercial Banks	16,687	7.3%
Machinery	14,325	6.2%
Pharmaceuticals	14,131	6.2%
Trading Companies & Distributors	10,913	4.7%
Food & Staples Retailing	9,791	4.3%
Oil, Gas & Consumable Fuels	9,372	4.1%
Metals & Mining	8,832	3.8%
Media	8,315	3.6%
Insurance	8,210	3.6%
Food Products	7,925	3.4%
Professional Services	7,630	3.3%
Semiconductors & Semiconductor Equipment	7,419	3.2%
Automobiles	7,145	3.1%
Capital Markets	6,271	2.7%
Software	6,254	2.7%
Energy Equipment & Services	5,869	2.6%
Wireless Telecommunication Services	5,469	2.4%
Auto Components	4,820	2.1%
Beverages	4,547	2.0%
Electronic Equipment, Instruments & Components	3,937	1.7%
Hotels, Restaurants & Leisure	3,846	1.7%
Diversified Financial Services	3,683	1.6%
Electrical Equipment	3,651	1.6%
Health Care Equipment & Supplies	3,109	1.4%
Communications Equipment	3,036	1.3%
Diversified Telecommunication Services	2,929	1.3%
Industrial Conglomerates	2,907	1.2%
Multiline Retail	2,687	1.2%
Health Care Providers & Services	2,683	1.2%
Commercial Services & Supplies	2,279	1.0%
Biotechnology	1,065	0.4%
Short-Term Investments and Other Assets-Net	5,784	2.5%
	$229,761	100.0%

MAY 31, 2013

Schedule of Investments Intrinsic Value Fund
(Unaudited)
	Number of Shares	Value† ($000's)z
Common Stocks (95.4%)

Aerospace & Defense (5.1%)
Aerovironment, Inc. *	44,400	891
Spirit Aerosystems Holdings, Inc. Class A *	159,090	3,438
Teledyne Technologies, Inc. *	40,352	3,116
Textron, Inc.	93,839	2,530
	9,975
Auto Components (0.9%)
Dana Holding Corp.	89,600	1,695

Chemicals (2.4%)
Chemtura Corp. *	150,100	3,442
Cytec Industries, Inc.	18,100	1,293
	4,735
Commercial Banks (11.1%)
BankUnited, Inc.	85,704	2,107
City National Corp.	31,700	1,989
Comerica, Inc.	76,874	3,036
First Niagara Financial Group, Inc.	303,700	2,967
Huntington Bancshares, Inc.	431,730	3,346
TCF Financial Corp.	231,900	3,339
Texas Capital Bancshares, Inc. *	52,200	2,305
Umpqua Holdings Corp.	192,300	2,600
	21,689
Commercial Services & Supplies (4.6%)
Avery Dennison Corp.	96,036	4,177
Clean Harbors, Inc. *	24,600	1,407
Covanta Holding Corp.	163,800	3,350
	8,934
Communications Equipment (6.2%)
Arris Group, Inc. *	202,169	3,059
Brocade Communications Systems, Inc. *	518,259	2,814
Ciena Corp. *	91,283	1,528
Infinera Corp. *	281,300	2,962
Sierra Wireless, Inc. *	150,074	1,701
	12,064
Computers & Peripherals (0.3%)
Quantum Corp. *	434,100	673

Construction & Engineering (2.0%)
KBR, Inc.	107,200	3,870

Containers & Packaging (3.6%)
Crown Holdings, Inc. *	88,000	3,727
Sealed Air Corp.	138,608	3,329
	7,056
Electrical Equipment (0.6%)
II-VI, Inc. *	71,530	1,187

Electronic Equipment, Instruments & Components (3.2%)
CTS Corp.	119,655	1,438
Dolby Laboratories, Inc. Class A	56,600	1,981
Itron, Inc. *	48,120	2,021
Mercury Systems, Inc. *	105,260	920
	6,360
Energy Equipment & Services (2.6%)
ION Geophysical Corp. *	261,417	1,670
TETRA Technologies, Inc. *	321,292	3,345
	5,015
Health Care Equipment & Supplies (1.5%)
Accuray, Inc. *	167,670	901
Given Imaging Ltd. *	62,200	892
Symmetry Medical, Inc. *	128,310	1,197
	2,990
Health Care Providers & Services (0.8%)
Chemed Corp.	21,125	1,479

Health Care Technology (1.6%)
Allscripts Healthcare Solutions, Inc. *	228,900	3,170

Hotels, Restaurants & Leisure (1.9%)
Scientific Games Corp. Class A *	166,624	1,814
Wendy's Co.	322,800	1,921
	3,735
Independent Power Producers & Energy Traders (3.3%)
Dynegy, Inc. *	63,200	1,540
NRG Energy, Inc.	95,565	2,439
Ormat Technologies, Inc.	106,156	2,423
	6,402
Internet Software & Services (3.1%)
Bankrate, Inc. *	67,800	970
Digital River, Inc. *	209,263	3,656
Keynote Systems, Inc.	84,296	1,062
Velti PLC *	171,300	302
	5,990
IT Services (9.4%)
Acxiom Corp. *	120,300	2,645
Convergys Corp.	120,500	2,190
CoreLogic, Inc. *	140,511	3,681
DST Systems, Inc.	49,019	3,342
Lender Processing Services, Inc.	149,000	4,930
VeriFone Systems, Inc. *	65,390	1,526
	18,314
Life Sciences Tools & Services (3.5%)
Affymetrix, Inc. *	264,500	992
Cambrex Corp. *	121,038	1,666
Charles River Laboratories International, Inc. *	95,271	4,126
	6,784
Machinery (5.6%)
ESCO Technologies, Inc.	70,685	2,270
ITT Corp.	101,900	3,072
Manitowoc Co., Inc.	115,700	2,431
Meritor, Inc. *	186,150	1,348
Twin Disc, Inc.	71,100	1,773
	10,894
Marine (0.6%)
Danaos Corp. *	268,891	1,162

Professional Services (0.9%)
FTI Consulting, Inc. *	48,806	1,854

Road & Rail (1.5%)
Ryder System, Inc.	47,104	2,970

Semiconductors & Semiconductor Equipment (6.4%)
Alliance Semiconductor Corp. *	82,370	44
Ceva, Inc. *	66,800	1,120
FormFactor, Inc. *	180,800	1,065
Freescale Semiconductor Ltd. *	129,490	2,061
Ikanos Communications, Inc. *	194,466	263
Mellanox Technologies Ltd. *	17,950	931
Rambus, Inc. *	285,772	2,252
Spansion, Inc. Class A *	163,140	2,235
Ultratech, Inc. *	69,894	2,548
	12,519
Software (7.7%)
Accelrys, Inc. *	180,363	1,504
Cadence Design Systems, Inc. *	145,607	2,203
Comverse, Inc. *	21,435	640
Rovi Corp. *	162,330	4,188
SeaChange International, Inc. *	151,526	1,630
TIBCO Software, Inc. *	55,500	1,184
Verint Systems, Inc. *	112,861	3,789
	15,138
Specialty Retail (5.0%)
Express, Inc. *	65,300	1,424
OfficeMax, Inc.	424,419	5,530
PEP Boys-Manny Moe & Jack *	82,500	1,018
RadioShack Corp. *	480,841	1,779
	9,751
Total Common Stocks (Cost $145,155)	186,405

Short-Term Investments (5.0%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $9,898)	9,897,620	9,898

Total Investments## (100.4%) (Cost $155,053)	196,303

Liabilities, less cash, receivables and other assets [(0.4%)]	(858)

Total Net Assets (100.0%)	$195,445

See Notes to Schedule of Investments

MAY 31, 2013

Schedule of Investments Large Cap Disciplined Growth Fund
(Unaudited)

	Number of Shares	Value† ($000's)z

Common Stocks (95.8%)

Aerospace & Defense (4.2%)
Boeing Co.	102,637	10,163
Precision Castparts Corp.	57,813	12,367
	22,530
Air Freight & Logistics (1.6%)
FedEx Corp.	88,205	8,498

Beverages (4.7%)
Anheuser-Busch InBev NV ADR	106,194	9,761
Coca-Cola Co.	385,549	15,418
	25,179
Biotechnology (5.5%)
Biogen Idec, Inc. *	39,516	9,385
Gilead Sciences, Inc. *	123,645	6,736
Vertex Pharmaceuticals, Inc. *	165,632	13,302
	29,423
Chemicals (5.3%)
Agrium, Inc.	77,812	7,188
Monsanto Co.	147,422	14,836
Sherwin-Williams Co.	34,507	6,506
	28,530
Commercial Services & Supplies (1.5%)
ADT Corp. *	193,996	7,874

Communications Equipment (1.7%)
QUALCOMM, Inc.	142,672	9,057

Computers & Peripherals (8.1%)
Apple, Inc.	71,024	31,938
EMC Corp. *	231,926	5,742
SanDisk Corp. *	93,214	5,502
	43,182
Diversified Telecommunication Services (3.1%)
Verizon Communications, Inc.	347,552	16,849

Electrical Equipment (2.2%)
Eaton Corp. PLC	175,209	11,574

Food & Staples Retailing (2.7%)
CVS Caremark Corp.	141,471	8,146
Whole Foods Market, Inc.	119,414	6,193
	14,339
Food Products (3.1%)
Kraft Foods Group, Inc.	157,104	8,661
Unilever NV	190,669	7,776
	16,437
Health Care Equipment & Supplies (1.6%)
Edwards Lifesciences Corp. *	132,212	8,787

Hotels, Restaurants & Leisure (3.7%)
Chipotle Mexican Grill, Inc. *	14,576	5,262
Starbucks Corp.	234,060	14,762
	20,024
Household Products (2.3%)
Procter & Gamble Co.	161,536	12,400

Industrial Conglomerates (2.9%)
Danaher Corp.	129,020	7,976
General Electric Co.	329,697	7,689
	15,665
Insurance (2.5%)
American International Group, Inc. *	147,018	6,537
Aon PLC	109,002	6,940
	13,477
Internet & Catalog Retail (2.4%)
Amazon.com, Inc. *	48,650	13,088

Internet Software & Services (5.8%)
Equinix, Inc. *	34,440	6,979
Facebook, Inc. Class A *	105,002	2,557
Google, Inc. Class A *	24,748	21,541
	31,077
IT Services (5.0%)
Alliance Data Systems Corp. *	47,381	8,391
Automatic Data Processing, Inc.	120,472	8,279
IBM Corp.	47,727	9,928
	26,598
Life Sciences Tools & Services (1.1%)
Illumina, Inc. *	80,783	5,681

Media (1.3%)
Discovery Communications, Inc. Class A *	87,724	6,918

Metals & Mining (0.9%)
Nucor Corp.	107,646	4,791

Multiline Retail (1.6%)
Family Dollar Stores, Inc.	138,567	8,473

Oil, Gas & Consumable Fuels (4.6%)
Kinder Morgan, Inc.	365,724	13,890
Range Resources Corp.	141,596	10,645
	24,535
Pharmaceuticals (5.6%)
Bristol-Myers Squibb Co.	253,136	11,647
Johnson & Johnson	153,595	12,930
Pfizer, Inc.	208,504	5,677
	30,254
Road & Rail (2.0%)
Union Pacific Corp.	69,985	10,821

Semiconductors & Semiconductor Equipment (2.3%)
ASML Holding NV	149,528	12,152

Software (2.4%)
Microsoft Corp.	371,694	12,965

Specialty Retail (1.0%)
O'Reilly Automotive, Inc. *	49,371	5,377

Tobacco (1.4%)
Philip Morris International, Inc.	84,119	7,647

Wireless Telecommunication Services (1.7%)
Crown Castle International Corp. *	126,702	9,028

Total Common Stocks (Cost $426,255)	513,230

Short-Term Investments (4.0%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $21,260)	21,260,333	21,260

Total Investments## (99.8%) (Cost $447,515)	534,490

Cash, receivables and other assets, less liabilities (0.2%)	1,252

Total Net Assets (100.0%)	$535,742

See Notes to Schedule of Investments

MAY 31, 2013

Schedule of Investments Large Cap Value Fund
(Unaudited)

Number of Shares		Value† ($000's)z
Common Stocks (96.2%)

Aerospace & Defense (3.6%)
General Dynamics Corp.	109,613	8,451
Northrop Grumman Corp.	336,256	27,704
Raytheon Co.	338,786	22,577
	58,732
Airlines (3.0%)
United Continental Holdings, Inc. *	1,001,341	32,504
US Airways Group, Inc. *	952,154	16,729
	49,233
Auto Components (0.0%)
BorgWarner, Inc. *	10,053	815

Automobiles (1.8%)
Honda Motor Co. Ltd. ADR	796,256	29,915

Beverages (1.3%)
Coca-Cola Co.	533,636	21,340

Capital Markets (2.4%)
Goldman Sachs Group, Inc.	123,674	20,045
Invesco Ltd.	330,104	11,138
Morgan Stanley	343,993	8,909
	40,092
Chemicals (7.5%)
Air Products & Chemicals, Inc.	44,908	4,240
Dow Chemical Co.	731,539	25,209
LyondellBasell Industries NV Class A	504,779	33,643
Monsanto Co.	175,754	17,688
Mosaic Co.	492,857	29,976
WR Grace & Co. *	144,799	12,237
	122,993
Commercial Banks (7.4%)
Mitsubishi UFJ Financial Group, Inc. ADR	2,622,522	15,578
PNC Financial Services Group, Inc.	233,639	16,738
Regions Financial Corp.	1,319,620	12,048
Sumitomo Mitsui Financial Group, Inc. ADR	917,389	7,403
Wells Fargo & Co.	1,734,989	70,354
	122,121
Communications Equipment (2.6%)
Cisco Systems, Inc.	1,760,538	42,394
Computers & Peripherals (1.4%)
NetApp, Inc. *	359,433	13,490
SanDisk Corp. *	151,848	8,962
	22,452
Diversified Financial Services (9.0%)
Citigroup, Inc.	1,041,100	54,127
CME Group, Inc.	310,263	21,076
JPMorgan Chase & Co.	1,333,636	72,803
	148,006
Diversified Telecommunication Services (0.5%)
Verizon Communications, Inc.	161,086	7,809

Electric Utilities (2.1%)
PPL Corp.	513,371	15,247
Southern Co.	429,110	18,838
	34,085
Electrical Equipment (0.4%)
Eaton Corp. PLC	102,769	6,789

Energy Equipment & Services (2.1%)
Halliburton Co.	723,604	30,283
Weatherford International Ltd. *	355,283	4,793
	35,076
Food & Staples Retailing (0.5%)
Wal-Mart Stores, Inc.	108,570	8,125

Food Products (3.2%)
Archer-Daniels-Midland Co.	829,237	26,726
H.J. Heinz Co.	371,517	26,883
	53,609
Health Care Equipment & Supplies (2.4%)
Boston Scientific Corp. *	2,005,416	18,530
C.R. Bard, Inc.	31,251	3,222
Zimmer Holdings, Inc.	237,147	18,618
	40,370
Health Care Providers & Services (4.7%)
Aetna, Inc.	286,913	17,324
Cigna Corp.	209,970	14,257
Laboratory Corporation of America Holdings *	203,607	20,257
UnitedHealth Group, Inc.	407,475	25,520
	77,358
Hotels, Restaurants & Leisure (1.5%)
Carnival Corp.	736,818	24,389

Household Products (1.2%)
Procter & Gamble Co.	253,079	19,426

Insurance (6.2%)
American International Group, Inc. *	962,569	42,796
Lincoln National Corp.	992,320	35,386
Reinsurance Group of America, Inc.	360,226	23,735
	101,917
Internet Software & Services (1.5%)
Yahoo! Inc. *	939,511	24,709

IT Services (0.6%)
Global Payments, Inc.	191,654	9,192

Machinery (3.9%)
Cummins, Inc.	173,573	20,765
Kubota Corp. ADR	296,196	22,182
Makita Corp. ADR	273,122	14,825
Parker Hannifin Corp.	66,751	6,659
	64,431
Media (1.0%)
Comcast Corp. Class A	407,833	16,375

Multiline Retail (1.7%)
Target Corp.	398,623	27,704

Oil, Gas & Consumable Fuels (12.7%)
Exxon Mobil Corp.	1,087,847	98,417
Occidental Petroleum Corp.	427,716	39,380
Range Resources Corp.	353,601	26,584
Southwestern Energy Co. *	325,818	12,280
Spectra Energy Corp.	1,040,652	31,813
	208,474
Pharmaceuticals (3.4%)
Johnson & Johnson	322,093	27,114
Merck & Co., Inc.	612,321	28,595
	55,709
Professional Services (0.3%)
Dun & Bradstreet Corp.	47,500	4,662

Road & Rail (2.1%)
CSX Corp.	1,130,344	28,496
Norfolk Southern Corp.	83,309	6,381
	34,877
Semiconductors & Semiconductor Equipment (1.3%)
Altera Corp.	538,455	17,871
Broadcom Corp. Class A	113,086	4,061
	21,932
Software (1.1%)
CA, Inc.	121,319	3,313
Microsoft Corp.	410,861	14,331
	17,644
Specialty Retail (1.8%)
Best Buy Co., Inc.	484,772	13,355
Staples, Inc.	1,102,508	16,538
	29,893
Total Common Stocks (Cost $1,376,744)		1,582,648

Exchange Traded Funds (1.0%)

ProShares UltraPro Short S&P 500 * (Cost $17,420)	729,334	17,438

Short-Term Investments (2.5%)

State Street Institutional Liquid Reserves Fund Institutional Class (Cost $40,519)	40,519,385	40,519

Total Investments## (99.7%) (Cost $1,434,683)		1,640,605

Cash, receivables and other assets, less liabilities (0.3%)		5,183

Total Net Assets (100.0%)		$1,645,788

See Notes to Schedule of Investments

MAY 31, 2013

Schedule of Investments Mid Cap Growth Fund
(Unaudited)

Number of Shares		Value† ($000's)z
Common Stocks (96.3%)

Aerospace & Defense (1.2%)
BE Aerospace, Inc. *	148,000	9,389

Beverages (1.6%)
Beam, Inc.	117,000	7,586
Monster Beverage Corp. *	82,500	4,504
		12,090
Biotechnology (4.1%)
Alexion Pharmaceuticals, Inc. *	96,000	9,364
ARIAD Pharmaceuticals, Inc. *	231,500	4,246
BioMarin Pharmaceutical, Inc. *	81,500	5,110
Cepheid, Inc. *	110,000	3,823
Medivation, Inc. *	81,500	3,958
Onyx Pharmaceuticals, Inc. *	51,000	4,868
		31,369
Building Products (1.2%)
Fortune Brands Home & Security, Inc.	224,000	9,471

Capital Markets (2.7%)
Affiliated Managers Group, Inc. *	81,000	13,284
Raymond James Financial, Inc.	173,000	7,607
		20,891
Chemicals (2.3%)
Airgas, Inc.	125,000	12,861
Ashland, Inc.	56,000	4,980
		17,841
Commercial Banks (0.4%)
SVB Financial Group *	35,000	2,709

Commercial Services & Supplies (1.9%)
Stericycle, Inc. *	135,000	14,818

Containers & Packaging (1.0%)
Packaging Corp. of America	150,000	7,350

Distributors (0.7%)
LKQ Corp. *	225,000	5,508

Diversified Financial Services (1.4%)
IntercontinentalExchange, Inc. *	61,556	10,539

Electrical Equipment (4.0%)
AMETEK, Inc.	290,000	12,514
Generac Holdings, Inc.	106,500	4,313
Roper Industries, Inc.	108,500	13,478
		30,305
Electronic Equipment, Instruments & Components (2.0%)
Amphenol Corp. Class A	50,000	3,895
Trimble Navigation Ltd. *	420,000	11,718
		15,613
Energy Equipment & Services (2.1%)
Cameron International Corp. *	96,500	5,874
Core Laboratories NV	33,000	4,546
Oceaneering International, Inc.	80,000	5,798
		16,218
Food & Staples Retailing (2.0%)
PriceSmart, Inc.	88,500	7,472
Whole Foods Market, Inc.	143,000	7,416
		14,888
Food Products (1.3%)
Green Mountain Coffee Roasters, Inc. *	76,000	5,558
J.M. Smucker Co.	40,000	4,038
		9,596
Health Care Equipment & Supplies (1.0%)
Cooper Cos., Inc.	66,500	7,515

Health Care Providers & Services (3.5%)
Catamaran Corp. *	210,000	10,336
Community Health Systems, Inc.	89,000	4,287
DaVita HealthCare Partners, Inc. *	65,000	8,065
Team Health Holdings, Inc. *	102,000	3,985
		26,673
Health Care Technology (1.8%)
Cerner Corp. *	142,500	14,005

Hotels, Restaurants & Leisure (2.7%)
Buffalo Wild Wings, Inc. *	69,000	6,621
Panera Bread Co. Class A *	32,500	6,235
Starwood Hotels & Resorts Worldwide, Inc.	110,000	7,513
		20,369
Household Products (1.1%)
Church & Dwight Co., Inc.	137,500	8,361

Internet & Catalog Retail (0.5%)
Expedia, Inc.	60,000	3,448

IT Services (1.3%)
Alliance Data Systems Corp. *	57,000	10,094

Life Sciences Tools & Services (1.8%)
ICON PLC *	90,000	3,091
Illumina, Inc. *	154,500	10,864
		13,955
Machinery (1.6%)
Chart Industries, Inc. *	50,000	4,864
Pall Corp.	110,000	7,502
		12,366
Media (2.2%)
AMC Networks, Inc. Class A *	161,000	10,307
Discovery Communications, Inc. Class A *	86,000	6,782
		17,089
Multiline Retail (1.1%)
Dollar Tree, Inc. *	173,500	8,335

Oil, Gas & Consumable Fuels (4.0%)
Cabot Oil & Gas Corp.	152,000	10,695
Concho Resources, Inc. *	57,500	4,810
Denbury Resources, Inc. *	313,000	5,744
Gulfport Energy Corp. *	72,500	3,457
Oasis Petroleum, Inc. *	152,500	5,667
		30,373
Pharmaceuticals (1.8%)
Actavis, Inc. *	50,000	6,164
Perrigo Co.	68,000	7,882
		14,046
Professional Services (3.1%)
Advisory Board Co. *	112,000	5,914
Towers Watson & Co. Class A	94,000	7,302
Verisk Analytics, Inc. Class A *	176,500	10,382
		23,598
Real Estate Management & Development (1.3%)
Jones Lang LaSalle, Inc.	108,000	9,918

Road & Rail (4.2%)
Canadian Pacific Railway Ltd.	58,500	7,721
Hertz Global Holdings, Inc. *	233,500	6,031
J.B. Hunt Transport Services, Inc.	153,500	11,307
Kansas City Southern	65,000	7,196
		32,255
Semiconductors & Semiconductor Equipment (3.5%)
Altera Corp.	109,000	3,618
Avago Technologies Ltd.	265,000	9,993
Cavium, Inc. *	214,500	7,027
Microchip Technology, Inc.	165,000	6,019
		26,657
Software (9.0%)
ANSYS, Inc. *	133,000	9,908
Aspen Technology, Inc. *	231,000	7,073
Citrix Systems, Inc. *	94,000	6,049
Concur Technologies, Inc. *	72,000	5,812
Electronic Arts, Inc. *	125,000	2,874
Informatica Corp. *	175,000	6,363
NetSuite, Inc. *	25,000	2,190
Red Hat, Inc. *	107,000	5,161
Salesforce.com, Inc. *	169,000	7,154
Splunk, Inc. *	107,000	5,003
Synopsys, Inc. *	55,000	2,005
TIBCO Software, Inc. *	180,000	3,839
Ultimate Software Group, Inc. *	46,000	5,120
		68,551
Specialty Retail (9.7%)
Cabela's, Inc. *	109,500	7,343
Dick's Sporting Goods, Inc.	183,000	9,578
DSW, Inc. Class A	117,500	8,694
GameStop Corp. Class A	70,000	2,321
O'Reilly Automotive, Inc. *	83,000	9,040
Ross Stores, Inc.	119,500	7,684
Tractor Supply Co.	89,000	9,966
Ulta Salon Cosmetics & Fragrance, Inc. *	26,000	2,360
Urban Outfitters, Inc. *	228,500	9,581
Williams-Sonoma, Inc.	140,000	7,554
		74,121
Textiles, Apparel & Luxury Goods (4.5%)
Fifth & Pacific Cos., Inc. *	287,500	6,178
Hanesbrands, Inc.	122,500	6,108
Lululemon Athletica, Inc. *	81,500	6,342
Michael Kors Holdings Ltd. *	30,000	1,885
PVH Corp.	67,500	7,775
Under Armour, Inc. Class A *	96,500	5,983
		34,271
Thrifts & Mortgage Finance (1.1%)
Ocwen Financial Corp. *	198,500	8,492

Trading Companies & Distributors (2.2%)
Fastenal Co.	207,000	10,801
United Rentals, Inc. *	104,500	5,940
		16,741
Wireless Telecommunication Services (3.4%)
Crown Castle International Corp. *	142,500	10,153
SBA Communications Corp. Class A *	215,000	16,183
		26,336
Total Common Stocks (Cost $513,390)		736,164

Exchange Traded Funds (0.7%)
iShares Russell Midcap Growth Index Fund (Cost $5,435)	74,000	5,382

Short-Term Investments (3.5%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $26,715)	26,714,686	26,715

Total Investments## (100.5%) (Cost $545,540)		768,261

Liabilities, less cash, receivables and other assets [(0.5%)]		(4,074)

Total Net Assets (100.0%)		$764,187

See Notes to Schedule of Investments

MAY 31, 2013

Schedule of Investments Mid Cap Intrinsic Value Fund
(Unaudited)

Number of Shares		Value† ($000's)z
Common Stocks (96.0%)

Aerospace & Defense (6.2%)
General Dynamics Corp.	19,850	1,530
Rockwell Collins, Inc.	25,200	1,632
Spirit Aerosystems Holdings, Inc. Class A *	46,400	1,003
	4,165
Auto Components (1.4%)
Lear Corp.	15,700	942

Capital Markets (2.9%)
State Street Corp.	29,500	1,952

Chemicals (2.5%)
Agrium, Inc.	6,200	573
Ashland, Inc.	12,400	1,102
	1,675
Commercial Banks (6.1%)
BankUnited, Inc.	37,800	929
BB&T Corp.	25,800	849
Comerica, Inc.	26,200	1,035
Huntington Bancshares, Inc.	169,300	1,312
	4,125
Commercial Services & Supplies (8.5%)
Avery Dennison Corp.	30,050	1,307
Brink's Co.	43,500	1,167
Covanta Holding Corp.	68,300	1,397
Republic Services, Inc.	25,900	883
Tyco International Ltd.	28,800	974
	5,728
Construction & Engineering (2.6%)
KBR, Inc.	49,200	1,776

Electric Utilities (4.0%)
NV Energy, Inc.	69,900	1,639
Pinnacle West Capital Corp.	18,700	1,056
	2,695
Electronic Equipment, Instruments & Components (3.5%)
Dolby Laboratories, Inc. Class A	36,200	1,267
Flextronics International Ltd. *	144,100	1,075
	2,342
Energy Equipment & Services (1.8%)
Cameron International Corp. *	20,000	1,217

Food & Staples Retailing (5.8%)
CVS Caremark Corp.	31,600	1,820
Safeway, Inc.	91,500	2,105
	3,925
Health Care Equipment & Supplies (4.6%)
Covidien PLC	24,400	1,552
Zimmer Holdings, Inc.	19,600	1,539
	3,091
Health Care Providers & Services (4.2%)
Cardinal Health, Inc.	31,800	1,494
Omnicare, Inc.	29,400	1,353
	2,847
Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc. *	3,300	46

Hotels, Restaurants & Leisure (1.2%)
Wyndham Worldwide Corp.	13,900	808

Independent Power Producers & Energy Traders (1.8%)
AES Corp.	102,200	1,247

IT Services (8.2%)
Amdocs Ltd.	39,300	1,403
Fidelity National Information Services, Inc.	37,800	1,697
VeriFone Systems, Inc. *	48,000	1,120
Western Union Co.	82,100	1,345
	5,565
Machinery (2.4%)
ITT Corp.	53,000	1,598

Multi-Utilities (2.0%)
CenterPoint Energy, Inc.	59,400	1,377

Multiline Retail (1.9%)
Kohl's Corp.	25,000	1,285

Oil, Gas & Consumable Fuels (3.5%)
Devon Energy Corp.	23,200	1,319
Energy Transfer Partners L.P.	8,325	405
Southwestern Energy Co. *	16,400	618
	2,342
Real Estate Investment Trusts (4.4%)
Corrections Corporation of America	42,004	1,476
Starwood Property Trust, Inc.	59,800	1,517
		2,993

Software (7.3%)
BMC Software, Inc. *	24,900	1,128
Check Point Software Technologies Ltd. *	21,500	1,077
Nuance Communications, Inc. *	76,900	1,461
Symantec Corp. *	55,400	1,240
	4,906
Specialty Retail (7.2%)
Best Buy Co., Inc.	74,700	2,058
Express, Inc. *	53,900	1,175
Staples, Inc.	110,600	1,659
	4,892
Thrifts & Mortgage Finance (1.9%)
People's United Financial, Inc.	95,900	1,319
Total Common Stocks (Cost $52,144)		64,858

Short-Term Investments (5.4%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $3,644)	3,644,267	3,644

Total Investments## (101.4%) (Cost $55,788)		68,502

Liabilities, less cash, receivables and other assets [(1.4%)]		(940)

Total Net Assets (100.0%)		$67,562

See Notes to Schedule of Investments

MAY 31, 2013

Schedule of Investments Multi-Cap Opportunities Fund
(Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (98.5%)

Aerospace & Defense (5.9%)
Boeing Co.	500,000	49,510
Raytheon Co.	320,000	21,325
	70,835
Chemicals (3.9%)
Ecolab, Inc.	25,000	2,112
Methanex Corp.	480,000	21,216
Scotts Miracle-Gro Co. Class A	490,000	23,162
	46,490
Commercial Services & Supplies (1.9%)
Covanta Holding Corp.	750,000	15,338
Knoll, Inc.	500,000	7,830
	23,168
Computers & Peripherals (3.0%)
Apple, Inc.	80,000	35,974

Containers & Packaging (2.6%)
Sealed Air Corp.	1,310,000	31,466

Diversified Financial Services (3.9%)
JPMorgan Chase & Co.	850,000	46,401

Electrical Equipment (3.5%)
ABB Ltd. ADR *	1,300,000	28,327
Rockwell Automation, Inc.	150,000	13,203
	41,530
Energy Equipment & Services (3.3%)
Schlumberger Ltd.	530,000	38,706

Food Products (6.8%)
ConAgra Foods, Inc.	1,075,000	36,217
Kraft Foods Group, Inc.	410,000	22,603
Mondelez International, Inc. Class A	770,000	22,684
	81,504
Gas Utilities (2.9%)
National Fuel Gas Co.	555,000	33,966

Health Care Equipment & Supplies (2.7%)
Hill-Rom Holdings, Inc.	875,000	31,614

Health Care Providers & Services (8.1%)
Cardinal Health, Inc.	760,000	35,689
HCA Holdings, Inc.	980,000	38,279
Henry Schein, Inc. *	240,000	23,110
	97,078
Hotels, Restaurants & Leisure (4.3%)
Darden Restaurants, Inc.	210,000	10,878
Hyatt Hotels Corp. Class A *	980,000	40,298
	51,176
Household Products (3.0%)
Procter & Gamble Co.	470,000	36,077

Industrial Conglomerates (3.3%)
3M Co.	360,000	39,697

Insurance (3.6%)
Berkshire Hathaway, Inc. Class B *	380,000	43,347

Leisure Equipment & Products (2.9%)
Mattel, Inc.	760,000	34,010

Media (4.1%)
News Corp. Class A	350,000	11,238
Omnicom Group, Inc.	605,000	37,589
	48,827
Metals & Mining (2.5%)
Carpenter Technology Corp.	625,000	30,100

Oil, Gas & Consumable Fuels (6.3%)
Cenovus Energy, Inc.	1,250,000	37,412
Range Resources Corp.	505,000	37,966
	75,378
Pharmaceuticals (3.1%)
Pfizer, Inc.	1,375,000	37,441

Professional Services (3.4%)
Barrett Business Services, Inc.	70,000	4,083
Nielsen Holdings NV	1,080,000	36,623
	40,706
Road & Rail (3.4%)
CSX Corp.	1,600,000	40,336

Software (3.0%)
Activision Blizzard, Inc.	2,450,000	35,354

Specialty Retail (3.4%)
Bed Bath & Beyond, Inc. *	590,000	40,267

Textiles, Apparel & Luxury Goods (3.7%)
Deckers Outdoor Corp. *	160,000	8,589
Hanesbrands, Inc.	715,000	35,650
	44,239
Total Common Stocks (Cost $994,152)	1,175,687

Short-Term Investments (2.3%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $27,417)	27,417,004	27,417

Total Investments## (100.8%) (Cost $1,021,569)	1,203,104

Liabilities, less cash, receivables and other assets [(0.8%)]	(9,311)

Total Net Assets (100.0%)	$1,193,793

See Notes to Schedule of Investments

MAY 31, 2013

Schedule of Investments Real Estate Fund
(Unaudited)
	Number of Shares	Value† ($000's)z
Common Stocks (98.6%)
Apartments (14.6%)
American Campus Communities, Inc.	325,700	13,298
AvalonBay Communities, Inc.	331,692	44,002
Camden Property Trust	303,298	21,003
Equity Residential	959,399	54,254
Essex Property Trust, Inc.	58,950	9,264
Post Properties, Inc.	61,608	2,945
		144,766
Diversified (7.4%)
American Residential Properties, Inc. *	237,400	4,679
American Residential Properties, Inc. ñ*	595,350	11,466
Digital Realty Trust, Inc.	388,570	23,668
DuPont Fabros Technology, Inc.	427,649	10,362
Vornado Realty Trust	285,523	22,828
		73,003
Health Care (10.7%)
HCP, Inc.	823,800	39,032
Health Care REIT, Inc.	343,540	23,371
Healthcare Realty Trust, Inc.	346,950	9,232
Ventas, Inc.	483,330	34,495
		106,130
Hotels, Restaurants & Leisure (0.6%)
Starwood Hotels & Resorts Worldwide, Inc.	82,800	5,655

Household Durables (3.5%)
American Homes 4 Rent Class A ñ*	896,000	15,232
Taylor Morrison Home Corp. *	151,800	3,921
TRI Pointe Homes, Inc. *	902,800	15,203
		34,356
Industrial (8.0%)
EastGroup Properties, Inc.	345,200	20,287
Prologis, Inc.	1,466,538	59,102
		79,389
Infrastructure (5.9%)
American Tower Corp.	751,300	58,481

Lodging/Resorts (2.5%)
Host Hotels & Resorts, Inc.	1,391,043	24,747

Mixed (1.1%)
PS Business Parks, Inc.	143,700	10,966

Office (10.7%)
Boston Properties, Inc.	370,650	39,504
Corporate Office Properties Trust	520,100	13,850
Douglas Emmett, Inc.	632,600	16,125
Kilroy Realty Corp.	272,712	14,429
SL Green Realty Corp.	258,000	22,441
		106,349
Real Estate Management & Development (2.3%)
Brookfield Asset Management, Inc. Class A	316,677	11,134
Brookfield Property Partners LP	18,212	392
Forest City Enterprises, Inc. Class A *	625,100	11,727
		23,253
Regional Malls (14.3%)
General Growth Properties, Inc.	1,199,700	24,630
Glimcher Realty Trust	746,257	8,716
Macerich Co.	195,788	12,708
Simon Property Group, Inc.	483,848	80,532
Taubman Centers, Inc.	182,860	14,735
		141,321
Self Storage (5.9%)
Public Storage	313,800	47,635
Sovran Self Storage, Inc.	166,200	10,781
		58,416
Shopping Centers (5.8%)
DDR Corp.	663,650	11,587
Federal Realty Investment Trust	195,600	21,076
Tanger Factory Outlet Centers	353,700	12,196
Urstadt Biddle Properties, Inc. Class A	622,073	13,101
		57,960
Timber (5.3%)
Rayonier, Inc.	414,900	22,985
Weyerhaeuser Co.	989,998	29,522
		52,507

Total Common Stocks (Cost $874,961)		977,299

Short-Term Investments (1.3%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $12,576)	12,575,652	12,576

Total Investments## (99.9%) (Cost $887,537)		989,875

Cash, receivables and other assets, less liabilities (0.1%)		1,373

Total Net Assets (100.0%)		$991,248

See Notes to Schedule of Investments

MAY 31, 2013

Schedule of Investments Select Equities Fund
(Unaudited)

	Number of Shares	Value† ($000's)z

Common Stocks (84.8%)

Aerospace & Defense (5.2%)
Boeing Co.	47,043	4,658

Auto Components (3.5%)
BorgWarner, Inc. *	38,712	3,138

Capital Markets (3.6%)
BlackRock, Inc.	11,456	3,199

Chemicals (3.7%)
Monsanto Co.	33,013	3,322

Commercial Services & Supplies (2.0%)
ADT Corp. *	43,901	1,782

Communications Equipment (3.1%)
Motorola Solutions, Inc.	46,873	2,717

Consumer Finance (4.7%)
Capital One Financial Corp.	68,382	4,167

Health Care Providers & Services (4.5%)
Express Scripts Holding Co. *	64,476	4,005

Hotels, Restaurants & Leisure (3.8%)
McDonald's Corp.	35,238	3,403

Independent Power Producers & Energy Traders (3.9%)
Calpine Corp. *	170,990	3,473

Insurance (3.9%)
American International Group, Inc. *	78,260	3,479

Internet & Catalog Retail (4.1%)
Amazon.com, Inc. *	13,395	3,604

Internet Software & Services (4.8%)
eBay, Inc. *	78,820	4,264

IT Services (3.2%)
Visa, Inc. Class A	15,917	2,835

Media (2.2%)
Discovery Communications, Inc. Class C *	28,152	1,970

Oil, Gas & Consumable Fuels (10.8%)
Enbridge Energy Management LLC *	88,857	2,643
Kinder Morgan, Inc.	77,477	2,942
Pioneer Natural Resources Co.	28,560	3,961
		9,546
Pharmaceuticals (2.8%)
Novartis AG ADR	34,884	2,503

Professional Services (5.2%)
Nielsen Holdings NV	100,935	3,423
Verisk Analytics, Inc. Class A *	20,384	1,199
		4,622
Real Estate Investment Trusts (4.7%)
American Tower Corp.	53,016	4,127

Road & Rail (5.1%)
Union Pacific Corp.	29,117	4,502

Total Common Stocks (Cost $60,576)		75,316

Short-Term Investments (18.1%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $16,108)	16,108,074	16,108

Total Investments## (102.9%) (Cost $76,684)		91,424

Liabilities, less cash, receivables and other assets [(2.9%)]		(2,571)

Total Net Assets (100.0%)		$ 88,853

See Notes to Schedule of Investments

MAY 31, 2013

Schedule of Investments Small Cap Growth Fund
(Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (98.0%)

Aerospace & Defense (4.4%)	90,200	2,727
DigitalGlobe, Inc. *
HEICO Corp.	39,370	1,991
	4,718
Auto Components (1.7%)
Gentherm, Inc. *	97,900	1,803

Biotechnology (2.0%)
Alkermes PLC *	35,800	1,119
Cepheid, Inc. *	30,300	1,053
	2,172
Building Products (1.1%)
PGT, Inc. *	148,500	1,225

Capital Markets (2.0%)
Evercore Partners, Inc. Class A	26,500	1,053
WisdomTree Investments, Inc. *	88,300	1,098
	2,151
Chemicals (2.4%)
American Vanguard Corp.	49,100	1,496
Chemtura Corp. *	48,200	1,105
	2,601
Commercial Banks (5.0%)
Cathay General Bancorp	63,900	1,297
Home BancShares, Inc.	27,300	1,149
OFG Bancorp	88,100	1,567
SCBT Financial Corp.	27,000	1,351
	5,364
Communications Equipment (0.6%)
Calix, Inc. *	62,900	659

Construction & Engineering (1.4%)
Primoris Services Corp.	68,800	1,466

Construction Materials (1.6%)
Caesar Stone Sdot Yam Ltd. *	58,500	1,683

Diversified Financial Services (1.3%)
Marlin Business Services Corp.	59,372	1,388

Diversified Telecommunication Services (1.0%)
Intelsat SA *	45,700	1,114

Electrical Equipment (1.2%)
PowerSecure International, Inc. *	93,700	1,263

Energy Equipment & Services (2.4%)
Dawson Geophysical Co. *	34,900	1,253
Forum Energy Technologies, Inc. *	43,300	1,286
	2,539
Food & Staples Retailing (3.6%)
Natural Grocers by Vitamin Cottage, Inc. *	37,400	1,060
PriceSmart, Inc.	18,000	1,520
Rite Aid Corp. *	451,600	1,328
	3,908
Health Care Equipment & Supplies (9.1%)
DexCom, Inc. *	70,300	1,464
Endologix, Inc. *	69,900	940
Globus Medical, Inc. Class A *	93,200	1,361
ICU Medical, Inc. *	17,400	1,242
Insulet Corp. *	47,700	1,424
Novadaq Technologies, Inc. *	156,100	2,117
Spectranetics Corp. *	67,000	1,253
	9,801
Health Care Providers & Services (2.6%)
Acadia Healthcare Co., Inc. *	47,895	1,599
Capital Senior Living Corp. *	45,467	1,194
	2,793
Health Care Technology (1.0%)
Omnicell, Inc. *	57,200	1,037

Hotels, Restaurants & Leisure (1.0%)
Bally Technologies, Inc. *	19,600	1,116

Internet & Catalog Retail (1.0%)
HomeAway, Inc. *	36,400	1,113

Internet Software & Services (4.3%)
Cornerstone OnDemand, Inc. *	38,000	1,544
CoStar Group, Inc. *	14,900	1,666
ExactTarget, Inc. *	59,400	1,367
	4,577
IT Services (2.1%)
EPAM Systems, Inc. *	49,450	1,145
InterXion Holding NV *	41,600	1,142
	2,287
Leisure Equipment & Products (1.1%)
Brunswick Corp.	36,400	1,222

Life Sciences Tools & Services (2.6%)
Albany Molecular Research, Inc. *	114,900	1,264
ICON PLC *	42,700	1,466
	2,730
Machinery (2.9%)
Manitowoc Co., Inc.	73,900	1,552
TriMas Corp. *	47,900	1,545
	3,097
Media (1.2%)
Lions Gate Entertainment Corp. *	45,800	1,319

Oil, Gas & Consumable Fuels (2.7%)
Bonanza Creek Energy, Inc. *	34,300	1,274
Oasis Petroleum, Inc. *	42,100	1,565
	2,839
Pharmaceuticals (2.0%)
Medicines Co. *	32,600	1,050
Pacira Pharmaceuticals, Inc. *	37,300	1,093
	2,143
Real Estate Management & Development (1.1%)
Jones Lang LaSalle, Inc.	13,200	1,212

Road & Rail (1.5%)
Old Dominion Freight Line, Inc. *	36,471	1,570

Software (14.4%)
Aspen Technology, Inc. *	42,000	1,286
AVG Technologies NV *	64,000	1,167
CommVault Systems, Inc. *	22,400	1,568
FleetMatics Group PLC *	42,600	1,267
Guidewire Software, Inc. *	33,800	1,385
NetSuite, Inc. *	19,500	1,708
QLIK Technologies, Inc. *	53,000	1,630
Take-Two Interactive Software, Inc. *	108,900	1,812
Tyler Technologies, Inc. *	19,361	1,336
Ultimate Software Group, Inc. *	20,100	2,237
	15,396
Specialty Retail (9.4%)
Big 5 Sporting Goods Corp.	55,600	1,113
Cabela's, Inc. *	16,000	1,073
MarineMax, Inc. *	99,700	1,145
Pier 1 Imports, Inc.	55,400	1,285
Restoration Hardware Holdings, Inc. *	20,600	1,151
Tile Shop Holdings, Inc. *	50,400	1,290
Tractor Supply Co.	13,200	1,478
Zale Corp. *	205,200	1,584
	10,119
Textiles, Apparel & Luxury Goods (3.9%)
Fifth & Pacific Cos., Inc. *	196,400	4,221

Trading Companies & Distributors (2.4%)
H&E Equipment Services, Inc.	60,300	1,350
Watsco, Inc.	13,700	1,195
	2,545

Total Common Stocks (Cost $92,965)	105,191

Short-Term Investments (1.0%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $1,089)	1,088,869	1,089

Total Investments## (99.0%) (Cost $94,054)	106,280
Cash, receivables and other assets, less liabilities (1.0%)	1,059

Total Net Assets (100.0%)	$107,339

 See Notes to Schedule of Investments

MAY 31, 2013

Schedule of Investments Socially Responsive Fund
(Unaudited)
Number of Shares		Value† ($000's)z
Common Stocks (98.8%)

Auto Components (2.1%)
BorgWarner, Inc. *	562,671	45,616

Biotechnology (1.0%)
Biogen Idec, Inc. *	91,224	21,665

Capital Markets (4.1%)
BlackRock, Inc.	148,766	41,536
Lazard Ltd. Class A	1,347,787	45,663
	87,199
Chemicals (1.9%)
Ecolab, Inc.	475,569	40,171

Commercial Services & Supplies (1.5%)
Herman Miller, Inc.	1,145,445	32,198

Consumer Finance (4.5%)
American Express Co.	1,262,269	95,566

Diversified Financial Services (5.5%)
CME Group, Inc.	618,536	42,017
IntercontinentalExchange, Inc. *	440,130	75,355
	117,372
Electronic Equipment, Instruments & Components (2.3%)
National Instruments Corp.	1,699,394	48,263

Energy Equipment & Services (2.4%)
Cameron International Corp. *	861,284	52,426

Food Products (6.8%)
J.M. Smucker Co.	423,252	42,732
McCormick & Co., Inc.	461,602	31,887
Unilever NV	1,718,386	70,076
	144,695
Health Care Equipment & Supplies (5.7%)
Becton, Dickinson & Co.	639,487	63,066
Covidien PLC	937,895	59,650
	122,716
Household Durables (4.0%)
Newell Rubbermaid, Inc.	3,208,273	86,752

Household Products (3.0%)
Procter & Gamble Co.	834,907	64,087

Industrial Conglomerates (8.6%)
3M Co.	694,513	76,584
Danaher Corp.	1,734,743	107,242
	183,826
Industrial Gases (1.9%)
Praxair, Inc.	358,870	41,030

Insurance (3.8%)
Progressive Corp.	3,204,855	81,692

Internet Software & Services (3.0%)
Google, Inc. Class A *	74,622	64,952

IT Services (1.4%)
MasterCard, Inc. Class A	53,572	30,549

Machinery (1.7%)
Pall Corp.	546,700	37,285

Media (2.3%)
Scripps Networks Interactive, Inc. Class A	740,647	49,890

Multiline Retail (2.1%)
Target Corp.	647,883	45,028

Oil, Gas & Consumable Fuels (6.9%)
BG Group PLC	3,895,670	71,096
Cimarex Energy Co.	287,861	20,191
Noble Energy, Inc.	999,030	57,594
	148,881
Pharmaceuticals (3.0%)
Roche Holding AG	261,293	64,784

Road & Rail (1.8%)
J.B. Hunt Transport Services, Inc.	509,950	37,563

Semiconductors & Semiconductor Equipment (9.6%)
Altera Corp.	3,005,180	99,742
Texas Instruments, Inc.	2,950,859	105,906
	205,648
Software (2.6%)
Intuit, Inc.	951,151	55,585

Specialty Chemicals (0.8%)
Novozymes A/S B Shares	479,600	16,610

Specialty Retail (2.5%)
O'Reilly Automotive, Inc. *	483,840	52,695

Trading Companies & Distributors (2.0%)
W.W. Grainger, Inc.	163,500	42,091

Total Common Stocks (Cost $1,603,993)		2,116,835

Short-Term Investments (1.1%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $23,369)	23,369,131	23,369

Certificates of Deposit (0.0%)
Carver Federal Savings, 0.19%, due 6/24/13	100,000	100
Self Help Credit Union, 0.25%, due 7/23/2013	250,000	250
Self Help Credit Union, 0.25%, due 8/16/13	250,000	250

Total Certificates of Deposit# (Cost $600)		600

Total Investments## (99.9%) (Cost $1,627,962)		2,140,804

Cash, receivables and other assets, less liabilities (0.1%)		2,301

Total Net Assets (100.0%)		$2,143,105

See Notes to Schedule of Investments

MAY 31, 2013

Schedule of Investments Value Fund
(Unaudited)

	Number of Shares	Value† ($000's)z
Common Stocks (94.4%)

Aerospace & Defense (3.5%)
General Dynamics Corp.	338	26
Northrop Grumman Corp.	1,069	88
Raytheon Co.	1,088	73
		187
Airlines (3.0%)
United Continental Holdings, Inc. *	3,229	105
US Airways Group, Inc. *	3,027	53
		158
Auto Components (0.1%)
BorgWarner, Inc. *	32	3

Automobiles (1.8%)
Honda Motor Co. Ltd. ADR	2,524	95

Beverages (1.3%)
Coca-Cola Co.	1,715	69

Capital Markets (2.4%)
Goldman Sachs Group, Inc.	393	64
Invesco Ltd.	1,055	35
Morgan Stanley	1,085	28
		127
Chemicals (7.3%)
Air Products & Chemicals, Inc.	141	13
Dow Chemical Co.	2,347	81
LyondellBasell Industries NV Class A	1,605	107
Monsanto Co.	565	57
Mosaic Co.	1,536	93
WR Grace & Co. *	459	39
		390
Commercial Banks (7.3%)
Mitsubishi UFJ Financial Group, Inc. ADR	8,429	50
PNC Financial Services Group, Inc.	751	54
Regions Financial Corp.	4,180	38
Sumitomo Mitsui Financial Group, Inc. ADR	2,947	24
Wells Fargo & Co.	5,517	223
		389
Communications Equipment (2.5%)
Cisco Systems, Inc.	5,583	134

Computers & Peripherals (1.3%)
NetApp, Inc. *	1,155	43
SanDisk Corp. *	485	29
		72
Diversified Financial Services (8.7%)
Citigroup, Inc.	3,298	171
CME Group, Inc.	986	67
JPMorgan Chase & Co.	4,096	224
		462
Diversified Telecommunication Services (0.5%)
Verizon Communications, Inc.	517	25

Electric Utilities (2.0%)
PPL Corp.	1,628	48
Southern Co.	1,365	60
		108
Electrical Equipment (0.4%)
Eaton Corp. PLC	322	21

Energy Equipment & Services (2.1%)
Halliburton Co.	2,326	97
Weatherford International Ltd. *	1,142	16
		113
Food & Staples Retailing (0.5%)
Wal-Mart Stores, Inc.	349	26

Food Products (3.2%)
Archer-Daniels-Midland Co.	2,633	85
H.J. Heinz Co.	1,178	85
		170
Health Care Equipment & Supplies (2.4%)
Boston Scientific Corp. *	6,377	59
C.R. Bard, Inc.	99	10
Zimmer Holdings, Inc.	748	59
		128
Health Care Providers & Services (4.6%)
Aetna, Inc.	913	55
Cigna Corp.	641	44
Laboratory Corporation of America Holdings *	646	64
UnitedHealth Group, Inc.	1,293	81
		244
Hotels, Restaurants & Leisure (1.4%)
Carnival Corp.	2,283	76

Household Products (1.2%)
Procter & Gamble Co.	813	62

Insurance (6.1%)
American International Group, Inc. *	3,054	136
Lincoln National Corp.	3,115	111
Reinsurance Group of America, Inc.	1,156	76
		323
Internet Software & Services (1.5%)
Yahoo! Inc. *	3,018	79

IT Services (0.5%)
Global Payments, Inc.	576	28

Machinery (3.9%)
Cummins, Inc.	557	66
Kubota Corp. ADR	958	72
Makita Corp. ADR	878	48
Parker Hannifin Corp.	215	21
		207
Media (1.0%)
Comcast Corp. Class A	1,301	52

Multiline Retail (1.7%)
Target Corp.	1,277	89

Oil, Gas & Consumable Fuels (12.4%)
Exxon Mobil Corp.	3,454	313
Occidental Petroleum Corp.	1,329	122
Range Resources Corp.	1,120	84
Southwestern Energy Co. *	1,012	38
Spectra Energy Corp.	3,329	102
		659
Pharmaceuticals (3.3%)
Johnson & Johnson	1,032	87
Merck & Co., Inc.	1,952	91
		178
Professional Services (0.3%)
Dun & Bradstreet Corp.	150	15

Road & Rail (2.1%)
CSX Corp.	3,598	91
Norfolk Southern Corp.	260	20
		111
Semiconductors & Semiconductor Equipment (1.3%)
Altera Corp.	1,664	55
Broadcom Corp. Class A	360	13
		68
Software (1.0%)
CA, Inc.	386	11
Microsoft Corp.	1,292	45
		56
Specialty Retail (1.8%)
Best Buy Co., Inc.	1,542	43
Staples, Inc.	3,486	52
		95
Total Common Stocks
(Cost $4,705)		5,019

Exchange Traded Funds (1.1%)
ProShares UltraPro Short S&P 500 * (Cost $59)	2,452	59

Short-Term Investments (4.5%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $241)	241,336	241

Total Investments## (100.0%) (Cost $5,005)		5,319

Liabilities, less cash, receivables and other assets (0.0%)		(2)

Total Net Assets (100.0%)		$ 5,317

See Notes to Schedule of Investments

May 31, 2013 (Unaudited)

Notes to Schedule of Investments

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), all investments held by each of Neuberger Berman Emerging Markets Equity Fund (“Emerging Markets Equity”), Neuberger Berman Equity Income Fund (“Equity Income”), Neuberger Berman Focus Fund (“Focus”), Neuberger Berman Genesis Fund (“Genesis”), Neuberger Berman Global Equity Fund (“Global Equity”), Neuberger Berman Global Thematic Opportunities Fund (“Global Thematic Opportunities”), Neuberger Berman Guardian Fund (“Guardian”),  Neuberger Berman International Equity Fund (“International Equity”)(Formerly, Neuberger Berman International Institutional Fund), Neuberger Berman International Large Cap Fund (“International Large Cap”), Neuberger Berman Intrinsic Value Fund (“Intrinsic Value”), Neuberger Berman Large Cap Disciplined Growth Fund (“Large Cap Disciplined Growth”), Neuberger Berman Large Cap Value Fund (“Large Cap Value”), Neuberger Berman Mid Cap Growth Fund (“Mid Cap Growth”), Neuberger Berman Mid Cap Intrinsic Value Fund (“Mid Cap Intrinsic Value”), Neuberger Berman Multi-Cap Opportunities Fund (“Multi-Cap Opportunities”), Neuberger Berman Real Estate Fund (“Real Estate”), Neuberger Berman Select Equities Fund (“Select Equities”), Neuberger Berman Small Cap Growth Fund (“Small Cap Growth”), Neuberger Berman Socially Responsive Fund (“Socially Responsive”) and Neuberger Berman Value Fund (“Value”), (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in equity securities, exchange traded funds, convertible preferred stocks and written option contracts, for which market quotations are readily available, is generally determined by Management by obtaining valuations from an independent pricing service based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued by a Fund at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations.

The value of the Funds’ investments in convertible bonds is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions (generally Level 2 inputs). Other Level 2 inputs used by an independent pricing service to value convertible bonds generally include underlying stock data, dealer quotes, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, and sensitivity analysis, when available.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Certificates of Deposit are valued at amortized cost. Investments in investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, the applicable Fund seeks to obtain quotations from principal market makers (generally considered Level 3 inputs). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Equity Funds’ Board of Trustees (the “Board”) has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security based on Level 2 or 3 inputs, including available analyst, media or other reports, trading in futures or American Depositary Receipts (ADRs) and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices a fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Funds’ investments as of May 31, 2013:
Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3§§	Total
Emerging Markets Equity
Investments:
Common Stocks§
China	$62,949	$24,840	$-	$87,789
Indonesia	10,290	4,300	-	14,590
Israel	-	3,581	-	3,581
Korea	21,176	15,398	-	36,574
Nigeria	-	3,624		3,624
Russia	20,687	8,505	-	29,192
South Africa	11,922	3,811	-	15,733
Taiwan, Province of China	-	14,983	-	14,983
United Arab Emirates	-	4,166	-	4,166
United Kingdom	10,749	7,113	-	17,862
Other Common Stocks	157,206	-	-	157,206
Total Common Stocks	294,979	90,321	-	385,300
Short-Term Investments	-	18,046	-	18,046
Total Investments	294,979	108,367	-	403,346
Equity Income
Investments:
Common Stocks
Chemicals	63,030	38,927	-	101,957
Diversified Telecommunication Services	-	89,054	-	89,054
Food & Staples Retailing	-	56,949	-	56,949
Hotels, Restaurants & Leisure	-	31,438	-	31,438
Industrial Conglomerates	64,130	32,309	-	96,439
Metals & Mining	41,070	13,662	-	54,732
Multi-Utilities	284,712	37,288	-	322,000
Oil, Gas & Consumable Fuels	243,733	23,821	-	267,554
Real Estate Investment Trusts	480,829	119,087	-	599,916
Transportation Infrastructure	-	29,214	-	29,214
Wireless Telecommunication Services	102,687	16,226	-	118,913
Other Common Stocks§	1,075,405			1,075,405

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Total Common Stocks	2,355,596	487,975	-	2,843,571
Convertible Preferred Stocks	12,168	-	-	12,168
Convertible Bonds	-	171,799	-	171,799
Exchange Traded Funds	74	-	-	74
Short-Term Investments	-	87,106	-	87,106
Total Investments	2,367,838	746,880	-	3,114,718
Focus
Investments:
Common Stocks§	659,297	-	-	659,297
Short-Term Investments	-	17,477	-	17,477
Total Investments	659,297	17,477	-	676,774
Genesis
Investments:
Common Stocks
Paper & Forest Products	49,034	13,893	-	62,927
Other Common Stocks§	12,339,982	-	-	12,339,982
Total Common Stocks	12,389,016	13,893	-	12,402,909
Short-Term Investments	-	442,251	-	442,251
Total Investments	12,389,016	456,144	-	12,845,160
Global Equity
Investments:
Common Stocks§
Australia	-	27	-	27
China	-	147	-	147
France	-	150	-	150
Germany	-	188	-	188
Indonesia	-	89	-	89
Israel	30	18	-	48
Japan	-	91	-	91
Korea	-	71	-	71
Netherlands	30	134	-	164
Nigeria	-	26		26
Norway	-	58	-	58
Russia	-	37	-	37
Singapore	-	37	-	37
Sweden	34	83	-	117
Switzerland	-	293	-	293
United Kingdom	70	226	-	296
Other Common Stocks	2,032	-	-	2,032
Total Common Stocks	2,196	1,675	-	3,871
Short-Term Investments	-	41	-	41
Total Investments	2,196	1,716	-	3,912
Global Thematic Opportunities
Investments:
Common Stocks§
China	-	2,682	-	2,682
Hong Kong	1,005	1,225	-	2,230
Indonesia	-	2,635	-	2,635
Israel	1,172	1,179	-	2,351
Japan	1,187	6,493	-	7,680
Korea	-	1,690	-	1,690
Netherlands	1,060	575	-	1,635
Philippines	-	766	-	766
Singapore	-	1,061	-	1,061
South Africa	-	1,619	-	1,619
Spain	-	1,197	-	1,197
United Kingdom	2,001	542	-	2,543
Other Common Stocks	27,289	-	-	27,289
Total Common Stocks	33,714	21,664	-	55,378
Short-Term Investments	-	245	-	245
Total Investments	33,714	21,909	-	55,623
Guardian

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Investments:
Common Stocks
Oil, Gas & Consumable Fuels	-	43,055	-	43,055
Pharmaceuticals	-	37,371	-	37,371
Other Common Stocks§	1,172,176	-	-	1,172,176
Total Common Stocks	1,172,176	80,426	-	1,252,602
Short-Term Investments	-	14,649	-	14,649
Total Investments	1,172,176	95,075	-	1,267,251
International Equity
Investments:
Common Stocks§
Australia	-	17,198	-	17,198
Austria	-	4,598	-	4,598
Belgium	-	9,605	-	9,605
China	13,662	14,627	-	28,289
Denmark	-	19,600	-	19,600
France	-	78,364	-	78,364
Germany	10,943	75,982	-	86,925
Indonesia	-	5,895	-	5,895
Ireland	-	7,620	-	7,620
Israel	12,680	9,820	-	22,500
Japan	-	124,155	-	124,155
Korea	-	17,254	-	17,254
Netherlands	-	57,191	-	57,191
Nigeria	-	5,968		5,968
Norway	-	27,156	-	27,156
Russia	-	13,561	-	13,561
Singapore	-	19,620	-	19,620
Sweden	7,700	25,499	-	33,199
Switzerland	6,965	121,352	-	128,317
Turkey	-	4,264	-	4,264
United Kingdom	9,495	132,544	-	142,039
Other Common Stocks	77,943	-	-	77,943
Total Common Stocks	139,388	791,873	-	931,261
Short-Term Investments	-	31,137	-	31,137
Total Investments	139,388	823,010	-	962,398
International Large Cap
Investments:
Common Stocks§
Australia	-	4,898	-	4,898
Austria	-	1,639	-	1,639
Belgium	-	2,907	-	2,907
China	3,839	1,605	-	5,444
Denmark	-	5,293	-	5,293
France	-	24,805	-	24,805
Germany	2,613	17,593	-	20,206
Indonesia	-	1,410	-	1,410
Israel	3,641	2,929	-	6,570
Japan	-	27,907	-	27,907
Korea	-	5,276	-	5,276
Netherlands	-	13,783	-	13,783
Nigeria	-	1,803	-	1,803
Norway	-	3,317	-	3,317
Russia	-	3,245	-	3,245
Singapore	-	4,711	-	4,711
Sweden	1,875	8,162	-	10,037
Switzerland	-	35,041	-	35,041
United Arab Emirates	-	1,029	-	1,029
United Kingdom	2,281	31,416	-	33,697
Other Common Stocks	10,959	-	-	10,959
Total Common Stocks	25,208	198,769	-	223,977
Short-Term Investments	-	5,726	-	5,726
Total Investments	25,208	204,495	-	229,703

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Intrinsic Value
Investments:
Common Stocks§	186,405	-	-	186,405
Short-Term Investments	-	9,898	-	9,898
Total Investments	186,405	9,898	-	196,303
Large Cap Disciplined Growth
Investments:
Common Stocks§	513,230	-	-	513,230
Short-Term Investments	-	21,260	-	21,260
Total Investments	513,230	21,260	-	534,490
Large Cap Value
Investments:
Common Stocks§	1,582,648	-	-	1,582,648
Exchange Traded Funds	17,438	-	-	17,438
Short-Term Investments	-	40,519	-	40,519
Total Investments	1,600,086	40,519	-	1,640,605
Mid Cap Growth
Investments:
Common Stocks§	736,164	-	-	736,164
Exchange Traded Funds	5,382	-	-	5,382
Short-Term Investments	-	26,715	-	26,715
Total Investments	741,546	26,715	-	768,261
Mid Cap Intrinsic Value
Investments:
Common Stocks§	64,858	-	-	64,858
Short-Term Investments	-	3,644	-	3,644
Total Investments	64,858	3,644	-	68,502
Multi-Cap Opportunities
Investments:
Common Stocks§	1,175,687	-	-	1,175,687
Short-Term Investments	-	27,417	-	27,417
Total Investments	1,175,687	27,417	-	1,203,104
Real Estate
Investments:
Common Stocks
Diversified	61,537	11,466	-	73,003
Household Durables	19,124	15,232	-	34,356
Other Common Stocks§	869,940	-	-	869,940
Total Common Stocks	950,601	26,698	-	977,299
Short-Term Investments	-	12,576	-	12,576
Total Investments	950,601	39,274	-	989,875
Select Equities
Investments:
Common Stocks§	75,316	-	-	75,316
Short-Term Investments	-	16,108	-	16,108
Total Investments	75,316	16,108	-	91,424
Small Cap Growth
Investments:
Common Stocks§	105,191	-	-	105,191
Short-Term Investments	-	1,089	-	1,089
Total Investments	105,191	1,089	-	106,280
Socially Responsive
Investments:
Common Stocks
Oils, Gas & Consumable Fuels	77,785	71,096	-	148,881
Pharmaceuticals	-	64,784	-	64,784
Specialty Chemicals	-	16,610	-	16,610
Other Common Stocks§	1,886,560	-	-	1,886,560
Total Common Stocks	1,964,345	152,490	-	2,116,835
Short-Term Investments	-	23,369	-	23,369
Certificates of Deposit	-	600	-	600
Total Investments	1,964,345	176,459	-	2,140,804
Value

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Investments:
Common Stocks§	5,019	-	-	5,019
Exchange Traded Funds	59	-	-	59
Short-Term Investments	-	241	-	241
Total Investments	5,078	241	-	5,319

§	The Schedule of Investments (and Summary Schedule of Investments by Industry for the global/international funds) provide information on the industry for the portfolio.

§§	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 9/1/12	Accrued discounts/ (premiums)	Realized gain/loss	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance, as of 5/31/13	Net change in unrealized appreciation/ (depreciation) from investments still held as of 5/31/13
Investments in Securities:
Emerging Markets Equity
Common Stocks
Brazilz	$0	$-	$(0)	$-	$-	$(0)	$-	$-	$-	$-
Total	$0	$-	$(0)	$-	$-	$(0)	$-	$-	$-	$-

As of the period ending May 31, 2013, certain foreign equity securities were transferred from one level to another as a result of the Funds’ procedures for valuing securities, as stated in the description of the valuation methods of foreign equity securities above. Based on beginning of period market values as of August 31 2012, approximately $89,805,000, $194,618,000, $1,274,000, $5,431,000, $80,237,000, $330,271,000, $134,185,000 and $144,478,000 was transferred from Level 1 to Level 2 for Emerging Markets Equity, Equity Income, Global Equity, Global Thematic Opportunities, Guardian, International Equity, International Large Cap and Socially Responsive.

Liability Valuation Inputs

The following is a summary, categorized by Level, of inputs used to value the Fund’s derivatives as of May 31, 2013:
(000’s omitted)	Level 1	Level 2	Level 3	Total
Equity Income
Option Contracts	$(5,968)	$-	$-	$(5,968)

#	At cost, which approximates market value.

##	At May 31, 2013, selected fund information on a U.S. federal income tax basis was as follows:

(000’s omitted)	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets Equity	$387,294	$34,930	$18,878	$16,052
Equity Income	2,881,975	320,189	87,446	232,743
Focus	546,748	134,814	4,788	130,026
Genesis	7,437,727	5,483,743	76,310	5,407,433
Global Equity	3,574	476	138	338
Global Thematic Opportunities	47,857	8,770	1,004	7,766
Guardian	917,895	349,356	-	349,356
International Equity	863,760	123,505	24,867	98,638
International Large Cap	203,142	32,639	6,078	26,561
Intrinsic Value	156,954	43,789	4,440	39,349
Large Cap Disciplined Growth	451,027	89,218	5,755	83,463
Large Cap Value	1,439,007	212,109	10,511	201,598
Mid Cap Growth	545,687	226,293	3,719	222,574
Mid Cap Intrinsic Value	55,771	13,044	313	12,731
Multi-Cap Opportunities	1,023,973	182,039	2,908	179,131
Real Estate	888,437	110,268	8,830	101,438
Select Equities	76,684	14,759	19	14,740

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Small Cap Growth	94,180	12,678	578	12,100
Socially Responsive	1,628,044	518,451	5,691	512,760
Value	5,012	342	35	307

*	Security did not produce income during the last twelve months.

‡‡	At May 31, 2013, Equity Income had outstanding call and put options written as follows:

Name of Issuer	Contracts	Exercise Price	Expiration Date	Market Value of Options
BlackRock, Inc., Call	250	230	July 2013	$(1,220,000)
BlackRock, Inc., Call	250	240	July 2013	(1,028,000)
BlackRock, Inc., Call	125	260	July 2013	(321,000)
BlackRock, Inc., Call	250	310	October 2013	(140,000)
Bristol-Myers Squibb Co., Call	500	43	September 2013	(205,000)
Bristol-Myers Squibb Co., Call	374	45	January 2014	(129,000)
Chevron Corp., Put	250	105	September 2013	(19,000)
Cisco Systems, Inc., Call	500	22	July 2013	(113,000)
Deere & Co., Put	500	67.5	January 2014	(56,000)
Digital Realty Trust, Inc., Put	6	50	October 2013	(1,000)
Digital Realty Trust, Inc., Put	500	55	October 2013	(101,000)
Digital Realty Trust, Inc., Put	405	50	January 2014	(71,000)
E.I. du Pont de Nemours	474	46	January 2014	(46,000)
Enbridge, Inc., Call	500	50	October 2013	(15,000)
HCP, Inc., Call	500	55	October 2013	(15,000)
Honeywell International, Inc., Call	30	70	June 2013	(25,000)
Honeywell International, Inc., Call	48	72.5	June 2013	(29,000)
Honeywell International, Inc., Call	275	75	June 2013	(106,000)
Honeywell International, Inc., Call	500	77.5	September 2013	(225,000)
Johnson & Johnson, Call	250	90	October 2013	(25,000)
Market Vectors Gold Miners ETF, Put	475	38	June 2013	(409,000)
NiSource, Inc., Call	500	32	October 2013	(8,000)
Norfolk Southern Corp., Call	400	82.5	September 2013	(60,000)
Norfolk Southern Corp., Call	400	90	December 2013	(34,000)
Novartis AG ADR, Call	500	82.5	January 2014	(33,000)
Novartis AG ADR, Call	500	77.5	October 2013	(49,000)
Philip Morris International, Inc., Call	400	100	September 2013	(21,000)
Philip Morris International, Inc., Call	400	100	December 2013	(59,000)
Philip Morris International, Inc., Call	400	105	December 2013	(26,000)
Philip Morris International, Inc., Call	400	105	January 2014	(33,000)
Plum Creek Timber Co., Inc., Call	500	50	August 2013	(50,000)
Plum Creek Timber Co., Inc., Call	500	55	January 2014	(28,000)
Prologis, Inc., Call	500	43	August 2013	(35,000)
Prologis, Inc., Call	500	44	August 2013	(10,000)
Public Storage, Call	400	170	September 2013	(18,000)
Public Storage, Call	400	175	September 2013	(6,000)
Public Storage, Call	400	185	December 2013	(18,000)
Rayonier, Inc., Call	500	55	August 2013	(87,000)
Royal Gold, Inc., Put	200	60	July 2013	(134,000)
Royal Gold, Inc., Put	200	55	October 2013	(110,000)
Sanofi ADR, Call	500	55	September 2013	(87,000)
Sempra Energy, Call	475	75	July 2013	(304,000)
Sempra Energy, Call	500	77.5	July 2013	(215,000)
Sempra Energy, Call	500	82.5	October 2013	(123,000)
Ventas, Inc., Call	250	80	November 2013	(24,000)
Ventas, Inc., Call	250	85	November 2013	(10,000)
Vornado Realty Trust, Call	250	99	January 2014	(9,000)
Weyerhaeuser Co., Call	500	33	October 2013	(40,000)
Weyerhaeuser Co., Call	500	35	January 2014	(38,000)
			Total	(5,968,000)

At May 31, 2013, Equity Income had deposited $17,944,920 in a segregated account to cover requirements on put options written.

ñ
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid.  At May 31, 2013, these securities amounted to approximately $7,031,000 or 0.2% of net assets for Equity Income and approximately $26,698,000 or 2.7% of net assets for Real Estate.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Ñ
These securities have been deemed by the investment manager to be illiquid. At May 31, 2013, these securities amounted to approximately $212,000 or 0.1% of net assets for Emerging Markets Equity and approximately $105,721,000 or 10.8% of net assets for International Equity.

b
These securities have been deemed by the investment manager to be illiquid. Restricted security subject to restrictions on resale. Securities were purchased under Rule 144A of the 1933 Act or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors.

At May 31, 2013, these securities amounted to approximately $13,893,000 or 0.1% of net assets for Genesis.

(000’s omitted)	Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets as of Acquisition Date	Value as of May 31, 2013	Fair Value Percentage of Net Assets as of May 31, 2013
Genesis	Stella-Jones, Inc.	11/20/2012	$10,579	0.1%	$13,893	0.1%

z	A zero balance may reflect actual amounts rounding to less than $1,000.

‡	Security had an event of default.

^	Affiliated issuer.

  Investments in Affiliates(1):
	Balance of Shares Held August 31, 2012	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held May 31, 2013	Value May 31, 2013	Income from Investments in Affiliated Issuers	Net Realized Gain (Loss) from Investments in Affiliated Issuers

Genesis
Abaxis, Inc.	1,208,100	-	65,100	1,143,000	$50,303,430	$1,158,400	$ 541,198
AG Growth International, Inc.(2)	806,800	-	806,800	-	-	636,717	(3,125,404)
Altisource Asset Management	-	143,317	-	143,317	40,128,760	-*	-
Altisource Portfolio Solutions SA	908,370	784,000	14,600	1,677,770	158,163,378	18,392,343	(234,126)
AmSurg Corp.	1,703,534	75,194	69,600	1,709,128	60,725,318	-*	337,341
Applied Industrial Technologies, Inc.	2,353,344	294,200	118,300	2,529,244	121,580,759	1,659,509	800,746
AptarGroup, Inc.	5,609,200	-	789,200	4,820,000	273,390,400	3,620,446	28,762,293
Badger Meter, Inc.	657,205	171,696	35,400	793,501	35,358,405	348,077	(31,055)
Balchem Corp.	1,596,335	-	70,900	1,525,435	73,236,134	337,730	(316,594)
Bally Technologies, Inc.	1,356,988	1,227,104	23,700	2,560,392	145,814,324	-*	(66,022)
Bank of Hawaii Corp.	1,523,517	1,122,195	73,800	2,571,912	129,572,927	2,825,419	20,403
Boston Beer Co., Inc.	967,419	-	241,800	725,619	110,903,608	-*	22,844,731
Brookline Bancorp, Inc.	4,067,590	39,100	205,800	3,900,890	33,079,547	997,311	(812,742)
CARBO Ceramics, Inc.	1,580,100	199,000	188,943	1,590,157	104,791,346	1,182,808	4,245,977
CLARCOR, Inc.	4,809,422	-	380,500	4,428,922	240,224,729	1,834,213	6,298,974
Compass Minerals International, Inc.	3,512,400	-	222,700	3,289,700	287,059,222	5,241,251	8,405,383
Computer Modelling Group Ltd.	3,109,500	-	-	3,109,500	69,523,230	1,486,157	-
Exponent, Inc.	1,166,935	100,000	53,100	1,213,835	67,974,760	182,075	1,044,910
FEI Co.	877,948	1,162,694	13,600	2,027,042	145,967,294	400,122	16,549
First Financial Bankshares, Inc.	1,433,094	373,647	15,200	1,791,541	98,534,755	1,148,661	(9,484)
Forrester Research, Inc.(2)	1,178,888	-	1,178,888	-	-	95,855	(2,645,271)
Forward Air Corp.	1,746,600	14,500	77,100	1,684,000	65,288,680	507,060	(23,164)
Haemonetics Corp.	2,570,000	2,471,700	179,100	4,862,600	200,728,128	-*	3,136,604

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Harris Teeter Supermarkets, Inc.	4,774,967	86,200	369,100	4,492,067	211,127,149	4,401,634	882,576
Healthcare Services Group, Inc.	5,493,381	-	311,200	5,182,181	117,583,687	2,605,601	2,652,490
Hibbett Sports, Inc.	1,845,669	-	99,300	1,746,369	99,595,424	-*	2,520,917
Hittite Microwave Corp.	1,923,320	466,545	48,800	2,341,065	127,073,008	-*	(245,930)
Home Loan Servicing Solutions Ltd.	-	3,211,200	4,600	3,206,600	73,238,744	2,102,572	(3,030)
ICON PLC	3,750,000	707,200	136,400	4,320,800	148,376,272	-*	-
Innophos Holdings, Inc.	1,811,400	129,000	95,100	1,845,300	93,335,274	1,872,255	(431,373)
J & J Snack Foods Corp.	1,169,046	-	63,100	1,105,946	83,941,301	508,487	1,931,920
Landauer, Inc.(2)	501,750	-	179,864	321,886	17,117,897	773,768	278,231
Lindsay Corp.	1,077,341	-	130,091	947,250	76,964,063	338,497	(2,605,991)
LSB Industries, Inc.(2)	1,372,700	-	537,476	835,224	28,205,514	-*	(4,286,140)
Manhattan Associates, Inc.	314,600	941,772	-	1,256,372	94,265,591	-*	-
Meridian Bioscience, Inc.	3,382,797	48,000	182,600	3,248,197	70,193,537	1,846,133	(595,598)
MICROS Systems, Inc.(2)	4,190,242	-	410,900	3,779,342	159,488,232	-*	8,329,828
MWI Veterinary Supply, Inc.	1,171,529	-	74,600	1,096,929	133,287,843	-*	4,103,172
Natural Gas Services Group, Inc.	829,800	-	43,600	786,200	17,673,776	-*	(162,795)
NETGEAR, Inc.	2,046,800	699,300	30,200	2,715,900	90,385,152	-*	21,305
Pason Systems, Inc.	4,182,657	234,000	101,300	4,315,357	73,674,291	1,509,559	(87,070)
Pool Corp.	2,690,223	479,652	106,500	3,063,375	157,610,644	1,433,282	1,420,684
Power Integrations, Inc.	1,071,900	768,800	15,300	1,825,400	77,926,326	367,784	(56,097)
PSS World Medical, Inc.(2)	2,914,399	-	2,914,399	-	-	-*	12,434,373
Raven Industries, Inc.	3,584,352	-	162,400	3,421,952	103,650,926	1,137,865	1,384,664
RLI Corp.	1,563,807	-	105,500	1,458,307	109,489,690	8,970,884	152,121
Safety Insurance Group, Inc.	1,115,749	-	60,400	1,055,349	55,258,074	1,910,308	(236,672)
Sensient Technologies Corp.	3,942,917	-	212,800	3,730,117	153,941,929	2,516,932	(390,580)
Solera Holdings, Inc.	4,402,104	-	513,451	3,888,653	212,981,525	2,050,245	11,090,655
South Jersey Industries, Inc. (2)	1,558,844	67,600	57,900	1,568,544	91,634,340	2,018,074	45,583
State Street Institutional Treasury Plus Fund Institutional Class(2)	182,460,973	922,985,110	1,033,554,568	71,891,515	71,891,515	18,563	-
Thermon Group Holdings, Inc.	522,718	1,581,913	4,000	2,100,631	41,529,475	-*	(3,349)
United Stationers, Inc.	4,279,541	-	275,200	4,004,341	138,189,808	1,680,508	(2,444,705)
Wabtec Corp.	2,699,900	-	168,900	2,531,000	278,435,310	384,450	7,619,366
West Pharmaceutical Services, Inc.	1,730,229	292,600	20,800	2,002,029	137,239,088	1,101,580	75,072
Westamerica Bancorporation	1,995,243	-	101,000	1,894,243	85,297,762	2,115,264	(549,386)
Zebra Technologies Corp.	2,760,970	210,754	292,500	2,679,224	122,333,368	-*	1,171,263
Total					$6,065,285,669	$83,718,399	$113,206,751

(1)	Affiliated issuers, as defined in the Investment Company Act of 1940 as amended

(2)	At May 31, 2013, the issuers of these securities were no longer affiliated with Genesis.

*	Security did not produce income during the last twelve months.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)), as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Equity Funds

By: /s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date: July 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date: July 29, 2013

By: /s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: July 29, 2013